UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23409

American Funds Multi-Sector Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Brian C. Janssen

American Funds Multi-Sector Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Multi-Sector Income FundSM Semi-annual report for the six months ended June 30, 2021

Pursuing durable
and diversified
income

American Funds Multi-Sector Income Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	Lifetime (since 3/22/19)

Reflecting 3.75% maximum sales charge	6.62%	7.05%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The fund’s gross expense ratio for Class A shares is 1.14%, and the net expense ratio is 0.91% as of the prospectus dated March 1, 2021. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least March 1, 2022. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2021, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.97% (2.95% without the reimbursement).

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Multi-Sector Income Fund for the periods ended June 30, 2021, are shown in the table below, as well as results for the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/miaqx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

30	Financial statements

34	Notes to financial statements

47	Financial highlights

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	Lifetime (since 3/22/19)

American Funds Multi-Sector Income Fund (Class A shares)	1.35%	10.72%	8.87%
Bloomberg Barclays U.S. Aggregate Index*	–1.60	–0.33	5.14
American Funds Multi-Sector Income Fund Custom Index†	1.43	10.13	7.32

*	Source: Bloomberg Index Services Ltd. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
†	American Funds Multi-Sector Income Fund Custom Index comprises: 45% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, 30% Bloomberg Barclays U.S. Corporate Investment Grade Index, 15% J.P. Morgan EMBI Global Diversified Index, 8% Bloomberg Barclays CMBS Ex AAA Index, 2% Bloomberg Barclays ABS Ex AAA Index.

Class A shares of the fund include seed money invested by the fund’s investment adviser or its affiliates. Because 12b-1 fees are not paid on these investments, expenses are lower and results are higher than they would have been if the fees had been paid.

American Funds Multi-Sector Income Fund	1

Investment portfolio June 30, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	.01%
AAA/Aaa	3.65
AA/Aa	4.41
A/A	8.17
BBB/Baa	15.76
Below investment grade	61.82
Unrated	.17
Short-term securities & other assets less liabilities	6.01
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.82%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 68.48%
Energy 11.86%
AI Candelaria (Spain), SLU 5.75% 2033[1]	$2,135	$2,201
Antero Resources Corp. 5.375% 2030[1]	1,060	1,083
Apache Corp. 4.625% 2025	985	1,067
Apache Corp. 4.875% 2027	110	119
Apache Corp. 4.25% 2030	4,000	4,226
Apache Corp. 6.00% 2037	55	63
Apache Corp. 4.75% 2043	65	68
Apache Corp. 5.35% 2049	50	53
Ascent Resources - Utica LLC 7.00% 2026[1]	1,280	1,344
Ascent Resources - Utica LLC 8.25% 2028[1]	1,492	1,644
Ascent Resources - Utica LLC 5.875% 2029[1]	995	996
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	2,221	2,410
California Resources Corp. 7.125% 2026[1]	2,240	2,360
Canadian Natural Resources, Ltd. 3.85% 2027	70	77
Canadian Natural Resources, Ltd. 2.95% 2030	658	683
Canadian Natural Resources, Ltd. 4.95% 2047	65	81
Carrizo Oil & Gas, Inc. 6.25% 2023	60	60
Cenovus Energy, Inc. 5.375% 2025	310	355
Centennial Resource Production, LLC 6.875% 2027[1]	30	31
Cheniere Energy Partners LP 4.50% 2029	2,107	2,268
Cheniere Energy Partners LP 4.00% 2031[1]	2,070	2,166
Cheniere Energy, Inc. 4.625% 2028[1]	3,955	4,177
Cheniere Energy, Inc. 3.70% 2029	175	191
Chesapeake Energy Corp. 5.50% 2026[1]	880	931
Chesapeake Energy Corp. 5.875% 2029[1]	5,005	5,424
Chevron Corp. 2.236% 2030	35	36
CITGO Petroleum Corp. 7.00% 2025[1]	1,400	1,461
CNX Resources Corp. 7.25% 2027[1]	1,625	1,744
CNX Resources Corp. 6.00% 2029[1]	610	660

2	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Comstock Resources, Inc. 6.75% 2029[1]	$1,540		$1,642
Comstock Resources, Inc. 5.875% 2030[1]	2,475		2,528
ConocoPhillips 4.30% 2028[1]	27		31
Continental Resources, Inc. 5.75% 2031[1]	255		306
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	4,160		4,340
CrownRock LP / CrownRock Finance, Inc. 5.00% 2029[1]	6,750		7,098
DCP Midstream Operating LP 5.625% 2027	750		855
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[1,2,3,4,5]	1		1
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[2,3,4,5]	—	[6]	—	[6]
Diamondback Energy, Inc. 4.40% 2051	300		339
DT Midstream, Inc. 4.125% 2029[1]	1,755		1,784
DT Midstream, Inc. 4.375% 2031[1]	3,935		4,026
Ecopetrol SA 6.875% 2030	1,400		1,692
Enbridge Energy Partners LP 7.375% 2045	18		28
Enbridge, Inc. 3.40% 2051	747		752
Endeavor Energy Resources LP 6.625% 2025[1]	785		842
Energean Israel Finance, Ltd. 4.50% 2024[1]	805		824
Energean Israel Finance, Ltd. 5.875% 2031[1]	930		959
Energy Transfer Operating LP 3.75% 2030	2,750		2,990
Energy Transfer Operating LP 5.00% 2050	3,338		3,866
Energy Transfer Partners LP 6.125% 2045	320		409
Energy Transfer Partners LP 5.30% 2047	175		205
Energy Transfer Partners LP 6.00% 2048	680		861
Energy Transfer Partners LP 6.25% 2049	410		539
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[7]	3,500		3,577
Enterprise Products Operating LLC 2.80% 2030	188		199
Enterprise Products Operating LLC 3.20% 2052	607		604
EQM Midstream Partners LP 4.00% 2024	2,500		2,572
EQM Midstream Partners LP 6.00% 2025[1]	2,050		2,234
EQM Midstream Partners LP 6.50% 2027[1]	2,330		2,605
EQM Midstream Partners LP 4.50% 2029[1]	2,695		2,745
EQM Midstream Partners LP 4.75% 2031[1]	5,600		5,777
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[7]	80		93
EQT Corp. 5.00% 2029	1,130		1,261
EQT Corp. 3.625% 2031[1]	3,525		3,684
Genesis Energy LP 8.00% 2027	7,782		8,186
Gray Oak Pipeline, LLC 2.60% 2025[1]	606		623
Guara Norte SARL 5.198% 2034[1]	1,717		1,792
Harvest Midstream I LP 7.50% 2028[1]	7,650		8,323
Hilcorp Energy I LP 5.75% 2029[1]	1,665		1,738
Hilcorp Energy I LP 6.00% 2031[1]	1,130		1,199
Indigo Natural Resources LLC 5.375% 2029[1]	1,310		1,371
Kinder Morgan, Inc. 2.00% 2031	1,300		1,251
Kinder Morgan, Inc. 5.20% 2048	15		19
Kinder Morgan, Inc. 3.25% 2050	669		648
Leviathan Bond, Ltd. 6.75% 2030[1]	520		589
Magellan Midstream Partners LP 3.95% 2050	1,000		1,088
Magnolia Oil & Gas Operating LLC 6.00% 2026[1]	400		414
MPLX LP 1.75% 2026	831		840
MPLX LP 2.65% 2030	889		898
MPLX LP 5.50% 2049	532		690
Murphy Oil Corp. 5.875% 2027	4,000		4,180
MV24 Capital BV 6.748% 2034	6,004		6,661
Nabors Industries, Inc. 5.75% 2025	15		14
New Fortress Energy, Inc. 6.50% 2026[1]	11,410		11,673
NGL Energy Operating LLC 7.50% 2026[1]	16,770		17,629
NGL Energy Partners LP 7.50% 2023	369		364
NGPL PipeCo LLC 3.25% 2031[1]	2,679		2,764
Northern Oil and Gas, Inc. 8.125% 2028[1]	4,690		5,060
NorthRiver Midstream Finance LP 5.625% 2026[1]	1,250		1,301
NuStar Logistics LP 5.75% 2025	700		763
NuStar Logistics LP 6.00% 2026	225		245
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,490		1,588
Oasis Petroleum, Inc. 6.375% 2026[1]	1,600		1,670
Occidental Petroleum Corp. 2.70% 2023	16		16
Occidental Petroleum Corp. 2.90% 2024	210		215

American Funds Multi-Sector Income Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Occidental Petroleum Corp. 5.875% 2025	$4,927	$5,488
Occidental Petroleum Corp. 8.00% 2025	380	456
Occidental Petroleum Corp. 3.20% 2026	16	16
Occidental Petroleum Corp. 3.50% 2029	3,460	3,477
Occidental Petroleum Corp. 6.625% 2030	4,438	5,331
Occidental Petroleum Corp. 6.125% 2031	2,360	2,780
Occidental Petroleum Corp. 4.40% 2049	1,972	1,896
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4]	13,218	3,189
Oleoducto Central SA 4.00% 2027[1]	1,600	1,653
ONEOK, Inc. 2.20% 2025	18	19
ONEOK, Inc. 5.85% 2026	190	225
ONEOK, Inc. 4.00% 2027	59	65
ONEOK, Inc. 4.55% 2028	20	23
ONEOK, Inc. 4.35% 2029	35	40
ONEOK, Inc. 3.10% 2030	2,152	2,252
ONEOK, Inc. 6.35% 2031	715	925
ONEOK, Inc. 4.95% 2047	700	824
ONEOK, Inc. 5.20% 2048	603	740
ONEOK, Inc. 4.45% 2049	1,850	2,049
ONEOK, Inc. 4.50% 2050	2,011	2,245
ONEOK, Inc. 7.15% 2051	36	53
Petrobras Global Finance Co. 5.999% 2028	1,750	2,013
Petrobras Global Finance Co. 5.60% 2031	5,870	6,582
Petrobras Global Finance Co. 6.75% 2050	4,360	5,104
Petróleos Mexicanos 6.875% 2025[1]	1,650	1,829
Petróleos Mexicanos 4.50% 2026	3,550	3,598
Petróleos Mexicanos 6.875% 2026	120	131
Petróleos Mexicanos 6.49% 2027	2,240	2,369
Petróleos Mexicanos 5.95% 2031	3,400	3,307
Petróleos Mexicanos 6.35% 2048	4,000	3,414
Petróleos Mexicanos 7.69% 2050	546	526
Petróleos Mexicanos 6.95% 2060	1,400	1,241
Petrorio Luxembourg SARL 6.125% 2026[1]	6,090	6,238
Pioneer Natural Resources Company 1.90% 2030	1,405	1,355
Plains All American Pipeline LP 3.80% 2030	179	192
Precision Drilling Corp. 6.875% 2029[1]	590	608
PTT Exploration and Production PCL 2.587% 2027[1]	400	415
Qatar Petroleum 3.125% 2041[1]	1,810	1,803
Qatar Petroleum 3.30% 2051[1]	200	200
Range Resources Corp. 4.875% 2025	5,940	6,155
Range Resources Corp. 9.25% 2026	300	331
Range Resources Corp. 8.25% 2029[1]	1,450	1,637
Rattler Midstream Partners LP 5.625% 2025[1]	350	368
SA Global Sukuk, Ltd. 1.602% 2026[1]	2,610	2,611
SA Global Sukuk, Ltd. 2.694% 2031[1]	3,185	3,228
Sabine Pass Liquefaction, LLC 4.50% 2030	94	109
Sanchez Energy Corp. 7.25% 2023[1,8]	27	1
Shell International Finance BV 3.25% 2050	27	29
SM Energy Co. 6.625% 2027	85	87
SM Energy Co. 6.50% 2028	1,980	2,037
Southwestern Energy Co. 6.45% 2025[7]	2,825	3,133
Southwestern Energy Co. 7.50% 2026	2,015	2,136
Southwestern Energy Co. 7.75% 2027	85	92
Southwestern Energy Co. 8.375% 2028	2,900	3,281
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	3,480	3,567
Suncor Energy, Inc. 3.10% 2025	750	802
Suncor Energy, Inc. 3.75% 2051	382	414
Sunoco LP 6.00% 2027	1,635	1,715
Sunoco LP 4.50% 2029[1]	6,875	7,016
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	2,210	2,279
Tallgrass Energy Partners LP 7.50% 2025[1]	355	390
Targa Resources Partners LP 6.50% 2027	515	560
Targa Resources Partners LP 6.875% 2029	15	17
Targa Resources Partners LP 5.50% 2030	655	721
Targa Resources Partners LP 4.875% 2031[1]	220	238
Teekay Corp. 9.25% 2022[1]	80	83
Total Capital International 3.127% 2050	36	37

4	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
TransCanada PipeLines, Ltd. 4.10% 2030	$38	$44
Transocean Guardian, Ltd. 5.875% 2024[1]	102	99
Transocean Poseidon, Ltd. 6.875% 2027[1]	247	249
Transocean, Inc. 6.125% 2025[1]	209	212
Vine Energy Holdings LLC 6.75% 2029[1]	1,280	1,349
Western Gas Partners LP 4.50% 2028	550	589
Western Gas Partners LP 5.45% 2044	30	32
Western Midstream Operating LP 4.35% 2025[7]	210	222
Western Midstream Operating LP 4.75% 2028	1,005	1,089
Western Midstream Operating LP 5.30% 2030[7]	22	25
Western Midstream Operating LP 6.50% 2050[7]	200	232
Williams Companies, Inc. 3.50% 2030	257	281
Williams Partners LP 3.90% 2025	5	5
Williams Partners LP 6.30% 2040	8	11
Williams Partners LP 5.10% 2045	6	7
		306,250

Consumer discretionary 9.81%
Affinity Gaming 6.875% 2027[1]	1,600	1,704
Alibaba Group Holding, Ltd. 2.125% 2031	1,900	1,870
Allied Universal Holdco LLC 6.625% 2026[1]	900	955
Allied Universal Holdco LLC 9.75% 2027[1]	1,680	1,852
Allied Universal Holdco LLC 4.625% 2028[1]	5,300	5,317
Allied Universal Holdco LLC 6.00% 2029[1]	4,410	4,477
Amazon.com, Inc. 1.65% 2028	3,400	3,431
Amazon.com, Inc. 2.70% 2060	55	53
American Honda Finance Corp. 1.00% 2025	80	80
American Honda Finance Corp. 1.80% 2031	40	40
Atlas LuxCo 4 SARL 4.625% 2028[1]	3,020	3,035
Bayerische Motoren Werke AG 2.55% 2031[1]	2,500	2,592
Booking Holdings, Inc. 4.625% 2030	510	609
Boyd Gaming Corp. 8.625% 2025[1]	500	552
Boyd Gaming Corp. 4.75% 2027	3,440	3,565
Boyd Gaming Corp. 4.75% 2031[1]	930	966
Boyne USA, Inc. 4.75% 2029[1]	2,895	2,995
Caesars Entertainment, Inc. 6.25% 2025[1]	655	695
Caesars Resort Collection, LLC 5.75% 2025[1]	690	728
Carnival Corp. 7.625% 2026[1]	1,000	1,088
Carnival Corp. 10.50% 2026[1]	850	991
Carnival Corp. 5.75% 2027[1]	4,500	4,719
Carvana Co. 5.50% 2027[1]	9,180	9,505
CEC Entertainment, Inc. 6.75% 2026[1]	4,630	4,757
Cedar Fair LP 6.50% 2028[1]	1,170	1,262
Cedar Fair LP 5.25% 2029	250	258
Cedar Fair LP / Canadas Wonderland Co./Magnum Management Corp. / Millennium Operations LLC 5.50% 2025[1]	115	120
Cirsa Gaming Corp. SA 7.875% 2023[1]	5,510	5,630
Clarios Global LP 6.75% 2025[1]	180	192
DaimlerChrysler North America Holding Corp. 1.45% 2026[1]	150	151
DaimlerChrysler North America Holding Corp. 2.45% 2031[1]	150	154
Dana, Inc. 5.625% 2028	1,625	1,762
Dana, Inc. 4.25% 2030	1,820	1,875
Everi Holdings Inc. 5.00% 2029[1]	6,970	7,144
Fertitta Entertainment, Inc. 6.75% 2024[1]	4,905	4,961
Fertitta Entertainment, Inc. 8.75% 2025[1]	500	529
Ford Motor Co. 8.50% 2023	130	145
Ford Motor Co. 9.00% 2025	1,226	1,513
Ford Motor Credit Company LLC 3.81% 2024	200	210
Ford Motor Credit Company LLC 4.063% 2024	2,500	2,662
Ford Motor Credit Company LLC 5.584% 2024	225	247
Ford Motor Credit Company LLC 5.125% 2025	4,385	4,834
Ford Motor Credit Company LLC 4.125% 2027	3,680	3,909
Ford Motor Credit Company LLC 5.113% 2029	1,370	1,536
Ford Motor Credit Company LLC 4.00% 2030	4,295	4,504
Ford Motor Credit Company LLC 3.625% 2031	2,680	2,735
Full House Resorts, Inc. 8.25% 2028[1]	3,000	3,281
Grupo Axo, SAPI de CV, 5.75% 2026[1]	4,400	4,406

American Funds Multi-Sector Income Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hanesbrands, Inc. 4.625% 2024[1]	$2,000	$2,123
Hanesbrands, Inc. 5.375% 2025[1]	15	16
Hanesbrands, Inc. 4.875% 2026[1]	3,005	3,249
Hilton Grand Vacations Borrower LLC 5.00% 2029[1]	6,710	6,869
Hilton Worldwide Holdings, Inc. 5.75% 2028[1]	500	542
Hilton Worldwide Holdings, Inc. 4.875% 2030	1,020	1,091
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	4,185	4,228
Home Depot, Inc. 2.70% 2030	50	54
Home Depot, Inc. 3.35% 2050	20	22
Hyundai Capital America 1.50% 2026[1]	475	472
Hyundai Capital America 2.00% 2028[1]	750	745
International Game Technology PLC 6.50% 2025[1]	400	449
International Game Technology PLC 5.25% 2029[1]	10,640	11,427
Levi Strauss & Co. 5.00% 2025	15	15
Levi Strauss & Co. 3.50% 2031[1]	1,075	1,072
Limited Brands, Inc. 6.625% 2030[1]	470	545
Limited Brands, Inc. 6.875% 2035	335	425
Lithia Motors, Inc. 3.875% 2029[1]	5,560	5,770
Lithia Motors, Inc. 4.375% 2031[1]	250	268
Marriott International, Inc. 5.75% 2025	227	262
Marriott International, Inc. 2.85% 2031	1,610	1,637
Marriott International, Inc. 3.50% 2032	800	851
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	5,025	5,100
Meituan Dianping 3.05% 2030[1]	1,400	1,387
Meituan Dianping 3.05% 2030	1,000	990
Melco International Development, Ltd. 5.75% 2028[1]	1,760	1,861
Melco International Development, Ltd. 5.375% 2029[1]	1,350	1,428
MercadoLibre, Inc. 2.375% 2026	300	302
MercadoLibre, Inc. 3.125% 2031	625	614
Merlin Entertainment 5.75% 2026[1]	200	210
MGM Growth Properties LLC 4.625% 2025[1]	325	348
MGM Growth Properties LLC 3.875% 2029[1]	3,880	3,951
MGM Resorts International 7.75% 2022	120	126
MGM Resorts International 6.00% 2023	150	161
MGM Resorts International 5.50% 2027	53	58
Mohegan Gaming & Entertainment 8.00% 2026[1]	13,960	14,604
NCL Corp., Ltd. 12.25% 2024[1]	290	351
NCL Corp., Ltd. 5.875% 2026[1]	1,250	1,312
NCL Finance, Ltd. 6.125% 2028[1]	2,500	2,627
Newell Rubbermaid, Inc. 4.875% 2025	200	222
Newell Rubbermaid, Inc. 4.70% 2026	180	201
Newell Rubbermaid, Inc. 5.875% 2036[7]	1,885	2,332
Nissan Motor Co., Ltd. 4.81% 2030[1]	1,500	1,695
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	500	582
Panther BF Aggregator 2 LP 6.25% 2026[1]	36	38
Panther BF Aggregator 2 LP 8.50% 2027[1]	180	196
Party City Holdings, Inc. 6.125% 2023[1]	50	45
Party City Holdings, Inc. 8.75% 2026[1]	9,250	9,886
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[5,9]	6,000	5,779
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	2,225	2,311
Royal Caribbean Cruises, Ltd. 9.125% 2023[1]	1,040	1,143
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	810	923
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	5,000	5,000
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	4,000	4,194
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	550	569
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	380	417
Sands China, Ltd. 4.375% 2030	900	976
Scientific Games Corp. 8.625% 2025[1]	710	778
Scientific Games Corp. 8.25% 2026[1]	50	54
Scientific Games Corp. 7.00% 2028[1]	420	460
Scientific Games Corp. 7.25% 2029[1]	1,125	1,272
Six Flags Entertainment Corp. 4.875% 2024[1]	520	526
Six Flags Theme Parks, Inc. 7.00% 2025[1]	315	340
Toyota Motor Credit Corp. 1.35% 2023	150	153
Toyota Motor Credit Corp. 0.80% 2025	233	231
Toyota Motor Credit Corp. 1.90% 2028	1,230	1,254

6	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 3.375% 2030	$57	$64
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,9]	3,092	3,097
Universal Entertainment Corp. 8.50% 2024[1]	3,580	3,781
Vail Resorts, Inc. 6.25% 2025[1]	110	118
VICI Properties LP 4.25% 2026[1]	160	167
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	10	10
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	150	153
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	235	242
Viking Cruises, Ltd. 13.00% 2025[1]	145	171
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	248	259
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	3,095	3,235
Wheel Pros, Inc. 6.50% 2029[1]	6,750	6,840
Wyndham Worldwide Corp. 4.375% 2028[1]	435	453
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	60	62
Wynn Macau, Ltd. 5.625% 2028[1]	925	967
Wynn Resorts, Ltd. 7.75% 2025[1]	2,950	3,186
Wynn Resorts, Ltd. 5.125% 2029[1]	660	698
		253,238

Materials 7.29%
Alcoa Netherlands Holding BV 5.50% 2027[1]	300	326
Alpek, SAB de CV, 3.25% 2031[1]	1,100	1,117
Anglo American Capital PLC 2.625% 2030[1]	805	809
Anglo American Capital PLC 2.875% 2031[1]	500	512
Anglo American Capital PLC 3.95% 2050[1]	206	224
Arconic Corp. 6.00% 2025[1]	115	123
Ardagh Group SA 6.50% 2027[1,4]	1,340	1,410
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	5,980	5,943
Ardagh Packaging Finance 5.25% 2027[1]	840	858
Axalta Coating Systems LLC 4.75% 2027[1]	3,085	3,241
Ball Corp. 2.875% 2030	1,200	1,179
Braskem Idesa SAPI 7.45% 2029[1]	4,450	4,732
Braskem Idesa SAPI 7.45% 2029	500	532
Braskem SA 4.50% 2030[1]	1,170	1,222
Braskem SA 4.50% 2030	850	888
Braskem SA 5.875% 2050[1]	400	439
BWAY Parent Co., Inc. 5.50% 2024[1]	2,135	2,159
Cascades, Inc. 5.125% 2026[1]	100	107
Cascades, Inc. 5.375% 2028[1]	2,165	2,279
Cleveland-Cliffs, Inc. 9.875% 2025[1]	96	113
Cleveland-Cliffs, Inc. 6.75% 2026[1]	260	281
Cleveland-Cliffs, Inc. 5.875% 2027	160	168
Cleveland-Cliffs, Inc. 4.625% 2029[1]	5,050	5,320
Cleveland-Cliffs, Inc. 4.875% 2031[1]	4,850	5,099
Constellium SE 3.75% 2029[1]	3,140	3,113
CVR Partners LP 9.25% 2023[1]	221	222
CVR Partners LP 6.125% 2028[1]	5,965	6,122
Dow Chemical Co. 4.80% 2049	57	73
Dow Chemical Co. 3.60% 2050	5	5
Element Solutions, Inc. 3.875% 2028[1]	3,450	3,525
First Quantum Minerals, Ltd. 6.50% 2024[1]	4,950	5,064
First Quantum Minerals, Ltd. 6.875% 2027[1]	9,727	10,612
FMG Resources 4.375% 2031[1]	2,565	2,748
Freeport-McMoRan, Inc. 4.25% 2030	1,000	1,072
Freeport-McMoRan, Inc. 5.40% 2034	1,250	1,511
Freeport-McMoRan, Inc. 5.45% 2043	260	318
Fresnillo PLC 4.25% 2050[1]	1,100	1,120
FXI Holdings, Inc. 7.875% 2024[1]	2,333	2,416
FXI Holdings, Inc. 12.25% 2026[1]	11,891	13,729
Glencore Funding LLC 2.85% 2031[1]	2,000	2,036
Glencore Funding LLC 3.875% 2051[1]	2,000	2,099
GPC Merger Sub, Inc. 7.125% 2028[1]	1,217	1,315
Graphic Packaging International, Inc. 3.50% 2029[1]	285	283
Hexion, Inc. 7.875% 2027[1]	4,240	4,580
Huntsman International LLC 2.95% 2031	152	154
INEOS Group Holdings SA 5.625% 2024[1]	200	201
International Flavors & Fragrances, Inc. 1.832% 2027[1]	24	24

American Funds Multi-Sector Income Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
International Flavors & Fragrances, Inc. 2.30% 2030[1]	$3,800	$3,783
International Flavors & Fragrances, Inc. 3.468% 2050[1]	900	937
LSB Industries, Inc. 9.625% 2023[1]	2,385	2,455
LYB International Finance III, LLC 2.25% 2030	1,185	1,185
LYB International Finance III, LLC 3.375% 2040	750	779
LYB International Finance III, LLC 3.625% 2051	1,091	1,155
Mercer International, Inc. 5.125% 2029[1]	1,965	2,024
Methanex Corp. 5.125% 2027	5,150	5,569
Neon Holdings, Inc. 10.125% 2026[1]	950	1,039
Newcrest Finance Pty, Ltd. 3.25% 2030[1]	62	67
Newcrest Finance Pty, Ltd. 4.20% 2050[1]	15	17
Nouryon Holding BV 8.00% 2026[1]	2,065	2,191
Nova Chemicals Corp. 5.25% 2027[1]	3,100	3,345
Nova Chemicals Corp. 4.25% 2029[1]	1,700	1,719
Novelis Corp. 4.75% 2030[1]	2,670	2,807
Olin Corp. 5.00% 2030	3,000	3,208
Owens-Illinois, Inc. 5.875% 2023[1]	120	130
Owens-Illinois, Inc. 6.625% 2027[1]	450	490
Praxair, Inc. 2.00% 2050	18	16
Rayonier A.M. Products, Inc. 7.625% 2026[1]	70	73
SCIH Salt Holdings, Inc. 4.875% 2028[1]	12,385	12,415
SCIH Salt Holdings, Inc. 6.625% 2029[1]	6,200	6,223
Scotts Miracle-Gro Co. 4.50% 2029	2,068	2,153
Sealed Air Corp. 4.00% 2027[1]	1,688	1,801
Silgan Holdings, Inc. 4.125% 2028	1,474	1,532
SPCM SA 4.875% 2025[1]	200	206
Summit Materials, Inc. 6.50% 2027[1]	270	287
Summit Materials, Inc. 5.25% 2029[1]	2,900	3,085
Trivium Packaging BV 5.50% 2026[1]	200	210
Trivium Packaging BV 8.50% 2027[1]	1,200	1,308
Tronox, Ltd. 4.625% 2029[1]	10,075	10,188
Vale Overseas, Ltd. 3.75% 2030	561	598
Valvoline, Inc. 4.25% 2030[1]	2,265	2,342
Valvoline, Inc. 3.625% 2031[1]	2,535	2,541
Venator Materials Corp. 5.75% 2025[1]	1,315	1,297
Venator Materials Corp. 9.50% 2025[1]	4,410	4,973
W. R. Grace & Co. 4.875% 2027[1]	2,460	2,611
		188,182

Communication services 7.20%
Alphabet, Inc. 2.25% 2060	30	27
Altice France SA 5.125% 2029[1]	4,243	4,269
AT&T, Inc. 2.75% 2031	45	47
AT&T, Inc. 2.25% 2032	150	147
AT&T, Inc. 3.50% 2053[1]	760	765
Axiata SPV5 Labuan, Ltd. 3.064% 2050	200	192
Cablevision Systems Corp. 5.375% 2028[1]	650	688
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	200	210
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	5,140	5,358
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	4,200	4,447
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,600	4,692
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	685	712
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	3,450	3,535
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	13	15
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	20	23
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	30	30
CenturyLink, Inc. 4.00% 2027[1]	365	373
Cinemark USA, Inc. 5.875% 2026[1]	5,575	5,852
Cinemark USA, Inc. 5.25% 2028[1]	650	667
Cogent Communications Group, Inc. 3.50% 2026[1]	2,530	2,590
Comcast Corp. 2.65% 2030	200	211
Comcast Corp. 3.75% 2040	15	17
Comcast Corp. 4.00% 2048	35	41
Consolidated Communications, Inc. 5.00% 2028[1]	1,400	1,422
CSC Holdings, LLC 4.625% 2030[1]	400	393
Diamond Sports Group LLC 5.375% 2026[1]	1,671	1,084
Diamond Sports Group LLC 6.625% 2027[1]	3,175	1,564

8	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
DISH DBS Corp. 5.125% 2029[1]	$1,850	$1,829
Embarq Corp. 7.995% 2036	825	936
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[5,9]	50	50
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[5,9]	325	337
Front Range BidCo, Inc. 6.125% 2028[1]	7,920	8,099
Frontier Communications Corp. 5.875% 2027[1]	1,440	1,544
Frontier Communications Corp. 5.00% 2028[1]	1,075	1,113
Frontier Communications Corp. 6.75% 2029[1]	2,039	2,172
Frontier Communications Holdings, LLC 5.875% 2029	9	9
Gray Television, Inc. 7.00% 2027[1]	3,570	3,872
Inmarsat PLC 6.75% 2026[1]	230	244
Intelsat Jackson Holding Co. 5.50% 2023[8]	65	37
Intelsat Jackson Holding Co. 8.00% 2024[1]	35	36
Intelsat Jackson Holding Co. 8.50% 2024[1,8]	45	27
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[5,9]	17	17
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[9]	35	36
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,9]	1,305	1,308
Lamar Media Corp. 4.875% 2029	2,030	2,145
Lamar Media Corp. 4.00% 2030	3,100	3,146
Lamar Media Corp. 3.625% 2031[1]	175	171
Level 3 Financing, Inc. 4.25% 2028[1]	1,710	1,737
Level 3 Financing, Inc. 3.75% 2029[1]	2,670	2,600
Ligado Networks LLC 15.50% 2023 (100% PIK)[1,4]	1,373	1,357
Live Nation Entertainment, Inc. 4.75% 2027[1]	750	778
Live Nation Entertainment, Inc. 6.50% 2027[1]	200	223
Match Group, Inc. 4.625% 2028[1]	150	156
MDC Partners, Inc. 7.50% 2024[1,7]	335	340
Meredith Corp. 6.875% 2026	1,446	1,506
Netflix, Inc. 4.875% 2030[1]	1,250	1,490
News Corp. 3.875% 2029[1]	7,750	7,837
Nexstar Broadcasting, Inc. 4.75% 2028[1]	1,350	1,389
Nexstar Escrow Corp. 5.625% 2027[1]	3,270	3,470
OUTFRONT Media Capital LLC 5.00% 2027[1]	520	539
OUTFRONT Media Capital LLC 4.25% 2029[1]	3,000	3,025
OUTFRONT Media Capital LLC 4.625% 2030[1]	1,990	2,024
PLDT, Inc. 2.50% 2031	1,700	1,686
SBA Tower Trust 1.631% 2026[1]	4,000	4,005
Scripps Escrow II, Inc. 3.875% 2029[1]	1,500	1,490
Sinclair Television Group, Inc. 4.125% 2030[1]	3,275	3,222
Sirius XM Radio, Inc. 5.00% 2027[1]	1,075	1,129
Sirius XM Radio, Inc. 4.00% 2028[1]	4,825	4,976
Sirius XM Radio, Inc. 4.125% 2030[1]	2,185	2,210
Sprint Corp. 7.25% 2021	190	193
Sprint Corp. 6.875% 2028	3,920	5,032
Sprint Corp. 8.75% 2032	6,330	9,629
Tencent Holdings, Ltd. 3.975% 2029	900	1,005
Tencent Holdings, Ltd. 3.24% 2050[1]	1,400	1,374
T-Mobile US, Inc. 2.625% 2029	1,630	1,612
T-Mobile US, Inc. 2.875% 2031	5,200	5,167
T-Mobile US, Inc. 3.50% 2031[1]	2,500	2,589
T-Mobile US, Inc. 3.30% 2051	246	246
Univision Communications, Inc. 5.125% 2025[1]	150	153
Univision Communications, Inc. 6.625% 2027[1]	8,135	8,825
Univision Communications, Inc. 4.50% 2029[1]	11,500	11,613
UPC Broadband Finco BV 4.875% 2031[1]	4,410	4,426
Verizon Communications, Inc. 1.75% 2031	825	791
Verizon Communications, Inc. 2.55% 2031	675	690
Verizon Communications, Inc. 3.40% 2041	400	424
Verizon Communications, Inc. 3.55% 2051	340	364
Verizon Communications, Inc. 3.70% 2061	70	75
Walt Disney Company 2.65% 2031	27	28
Warner Music Group 3.875% 2030[1]	1,495	1,514
Ziggo Bond Co. BV 5.125% 2030[1]	1,100	1,128
Ziggo Bond Finance BV 5.50% 2027[1]	1,056	1,100
Ziggo Bond Finance BV 4.875% 2030[1]	13,820	14,184
		185,850

American Funds Multi-Sector Income Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials 6.55%
Advisor Group Holdings, LLC 6.25% 2028[1]	$820	$867
AG Merger Sub II, Inc. 10.75% 2027[1]	2,113	2,353
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	4,663	4,907
Allstate Corp. 3.85% 2049	20	24
American International Group, Inc. 3.40% 2030	120	132
American International Group, Inc. 4.375% 2050	50	61
AON Corp. 2.20% 2022	48	49
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	12,625	13,022
Arthur J. Gallagher & Co. 2.50% 2031	3,579	3,618
Arthur J. Gallagher & Co. 3.50% 2051	1,718	1,802
AssuredPartners, Inc. 8.00% 2027[1]	1,320	1,410
AssuredPartners, Inc. 5.625% 2029[1]	2,110	2,114
Bangkok Bank PCL 4.45% 2028	200	231
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	600	624
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[7]	4,830	4,870
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	1,042	1,017
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[7]	240	247
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[7]	2,235	2,301
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[7]	80	78
Bank of East Asia, Ltd., junior subordinated, 4.00% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.75% on 5/29/2025)[7]	1,000	1,054
Bank of Nova Scotia 0.70% 2024	3,000	3,004
BB&T Corp. 2.625% 2022	1,500	1,517
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[1,7]	1,500	1,542
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[7]	2,100	2,146
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	5,944	6,055
Commonwealth Bank of Australia 2.688% 2031[1]	1,975	1,976
Compass Diversified Holdings 5.25% 2029[1]	14,355	14,947
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[1,7]	250	246
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,7]	1,400	1,575
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,7]	425	439
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	150	152
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	170	181
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[7]	950	968
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,7]	1,250	1,253
Fairstone Financial, Inc. 7.875% 2024[1]	222	232
FS Energy and Power Fund 7.50% 2023[1]	9,452	9,791
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[7]	25	25
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[7]	3,214	3,286
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[7]	1,772	1,856
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[1,7]	250	251
Hightower Holding, LLC 6.75% 2029[1]	6,955	7,108
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[7]	1,000	1,157
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	200	224
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[5]	271	208
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[5]	654	536
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[5]	1,360	1,013
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,000	701
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[5]	2,151	1,609
Huarong Finance 2019 Co., Ltd. 2.50% 2023	200	155
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.25%) 1.391% 2025[5]	1,662	1,163
Huarong Finance II Co., Ltd. 5.00% 2025	200	145
Huarong Finance II Co., Ltd. 5.50% 2025	438	325
Huarong Finance II Co., Ltd. 4.625% 2026	216	152
Huarong Finance II Co., Ltd. 4.875% 2026	698	492
HUB International, Ltd. 7.00% 2026[1]	3,695	3,841
Icahn Enterprises Finance Corp. 5.25% 2027[1]	2,500	2,589
Icahn Enterprises Finance Corp. 4.375% 2029[1]	1,660	1,657
ICBCIL Finance Co., Ltd. 3.625% 2027	900	971
Intercontinental Exchange, Inc. 2.65% 2040	575	553
Intercontinental Exchange, Inc. 3.00% 2060	55	53
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	92	91
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[7]	1,472	1,480

10	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	$1,450	$1,409
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[7]	2,229	2,289
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2051)[7]	99	102
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	600	615
Ladder Capital Corp. 4.25% 2027[1]	2,820	2,825
LPL Financial Holdings, Inc. 4.625% 2027[1]	140	145
LPL Financial Holdings, Inc. 4.00% 2029[1]	4,700	4,734
LPL Financial Holdings, Inc. 4.375% 2031[1]	1,770	1,795
MetLife, Inc. 4.55% 2030	40	48
Metropolitan Life Global Funding I 1.95% 2023[1]	150	154
Morgan Stanley 3.70% 2024	50	55
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[7]	330	325
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[7]	1,643	1,655
MSCI, Inc. 5.375% 2027[1]	639	682
MSCI, Inc. 4.00% 2029[1]	1,000	1,058
MSCI, Inc. 3.625% 2030[1]	3,680	3,772
MSCI, Inc. 3.875% 2031[1]	1,171	1,217
National Financial Partners Corp. 6.875% 2028[1]	3,069	3,240
Navient Corp. 5.875% 2024	2,180	2,357
Navient Corp. 6.125% 2024	4,750	5,141
Navient Corp. 6.75% 2026	2,725	3,047
Navient Corp. 5.00% 2027	4,210	4,365
Navient Corp. 5.625% 2033	1,155	1,118
New York Life Global Funding 0.85% 2026[1]	80	79
New York Life Global Funding 1.20% 2030[1]	21	20
Power Financial Corp., Ltd. 6.15% 2028	200	237
Power Financial Corp., Ltd. 3.35% 2031	200	196
Progressive Corp. 3.20% 2030	30	33
Rede D’Or Finance SARL 4.50% 2030[1]	2,960	3,043
Royal Bank of Canada 1.20% 2026	1,500	1,500
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	834	838
Starwood Property Trust, Inc. 5.00% 2021	150	151
Summer (BC) BidCo B LLC 5.50% 2026[1]	1,210	1,232
Travelers Companies, Inc. 4.10% 2049	20	25
Travelers Companies, Inc. 2.55% 2050	3	3
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[7]	1,071	1,069
		169,168

Industrials 6.47%
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,885	1,855
American Airlines, Inc. 5.50% 2026[1]	2,720	2,883
American Airlines, Inc. 5.75% 2029[1]	7,700	8,335
Associated Materials, LLC 9.00% 2025[1]	328	348
Atkore, Inc. 4.25% 2031[1]	2,000	2,028
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	225	231
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,470	1,535
Avis Budget Group, Inc. 5.75% 2027[1]	4,000	4,199
Boeing Company 2.196% 2026	25	25
Boeing Company 2.75% 2026	210	220
Boeing Company 3.25% 2028	1,078	1,144
Boeing Company 5.15% 2030	37	44
Boeing Company 3.625% 2031	2,891	3,112
Bombardier, Inc. 7.50% 2025[1]	1,390	1,433
Bombardier, Inc. 7.125% 2026[1]	6,050	6,342
Bombardier, Inc. 7.875% 2027[1]	3,050	3,168
Burlington Northern Santa Fe LLC 3.55% 2050	750	850
Burlington Northern Santa Fe LLC 3.30% 2051	1,909	2,089
Burlington Northern Santa Fe LLC 3.05% 2051	30	31
BWX Technologies, Inc. 4.125% 2028[1]	1,150	1,175
BWX Technologies, Inc. 4.125% 2029[1]	1,080	1,102
Clarivate Science Holdings Corp. 3.875% 2028[1]	4,910	4,961
Clarivate Science Holdings Corp. 4.875% 2029[1]	7,645	7,855
CoreCivic, Inc. 8.25% 2026	1,890	1,964
CoreLogic, Inc. 4.50% 2028[1]	11,844	11,755
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,9]	3,950	3,985

American Funds Multi-Sector Income Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2028[5,9]	$146	$146
CSX Corp. 4.50% 2049	25	32
Dun & Bradstreet Corp. 6.875% 2026[1]	108	115
Dun & Bradstreet Corp. 10.25% 2027[1]	1,945	2,155
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	400	452
General Dynamics Corp. 1.15% 2026	3,100	3,114
General Electric Co. 3.625% 2030	1,000	1,116
GFL Environmental, Inc. 3.75% 2025[1]	980	1,008
GFL Environmental, Inc. 4.25% 2025[1]	1,440	1,503
GFL Environmental, Inc. 4.00% 2028[1]	4,500	4,452
Harsco Corp. 5.75% 2027[1]	1,885	1,980
Hexcel Corp. 4.20% 2027	669	721
Honeywell International, Inc. 2.70% 2029	35	38
Howmet Aerospace, Inc. 6.875% 2025	85	99
IAA Spinco, Inc. 5.50% 2027[1]	200	210
JELD-WEN Holding, Inc. 4.875% 2027[1]	2,090	2,176
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	70	74
LABL Escrow Issuer, LLC 10.50% 2027[1]	45	50
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	2,772	3,241
LSC Communications, Inc. 8.75% 2023[1,2,3,8]	45	2
Masco Corp. 2.00% 2031	48	47
MasTec, Inc. 4.50% 2028[1]	1,425	1,503
Mexico City Airport Trust 4.25% 2026	1,600	1,741
Moog, Inc. 4.25% 2027[1]	1,481	1,535
Mueller Water Products, Inc. 4.00% 2029[1]	1,200	1,235
NESCO Holdings II, Inc. 5.50% 2029[1]	1,070	1,118
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	1,250	1,322
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,300	1,418
Norfolk Southern Corp. 3.05% 2050	8	8
Rexnord Corp. 4.875% 2025[1]	200	205
Rolls-Royce PLC 5.75% 2027[1]	6,230	6,870
Sensata Technologies Holding BV 4.00% 2029[1]	2,230	2,266
Sensata Technologies, Inc. 3.75% 2031[1]	150	149
Siemens AG 1.20% 2026[1]	250	250
SkyMiles IP, Ltd. 4.75% 2028[1]	1,140	1,268
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[5,9]	750	793
Spirit Loyalty KY, Ltd. / IP 8.00% 2025[1]	390	442
SRS Distribution, Inc. 4.625% 2028[1]	5,810	5,948
SRS Distribution, Inc. 6.125% 2029[1]	1,365	1,408
Stericycle, Inc. 3.875% 2029[1]	3,180	3,185
The Brink’s Co. 5.50% 2025[1]	500	533
TransDigm, Inc. 6.25% 2026[1]	2,295	2,424
TransDigm, Inc. 5.50% 2027	1,235	1,289
TransDigm, Inc. 4.625% 2029[1]	4,530	4,545
Triton Container International, Ltd. 1.15% 2024[1]	244	244
Uber Technologies, Inc. 8.00% 2026[1]	2,185	2,361
Union Pacific Corp. 2.375% 2031	1,530	1,564
Union Pacific Corp. 4.30% 2049	75	92
Union Pacific Corp. 3.25% 2050	13	14
United Airlines Holdings, Inc. 6.50% 2027[1]	975	1,075
United Airlines, Inc. 4.375% 2026[1]	2,455	2,544
United Airlines, Inc. 4.625% 2029[1]	1,990	2,062
United Rentals, Inc. 5.875% 2026	130	135
United Rentals, Inc. 5.25% 2030	960	1,053
Vertical Holdco GMBH 7.625% 2028[1]	2,600	2,827
Vertical U.S. Newco, Inc. 5.25% 2027[1]	3,800	4,009
WESCO Distribution, Inc. 7.125% 2025[1]	1,100	1,190
WESCO Distribution, Inc. 7.25% 2028[1]	9,965	11,113
		167,138

Health care 5.73%
AmerisourceBergen Corp. 2.70% 2031	4,990	5,123
AstraZeneca Finance LLC 1.75% 2028	812	813
AstraZeneca Finance LLC 2.25% 2031	121	123
AstraZeneca PLC 3.00% 2051	56	58
Avantor Funding, Inc. 4.625% 2028[1]	1,835	1,940

12	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 9.25% 2026[1]	$1,370	$1,492
Bausch Health Companies, Inc. 5.75% 2027[1]	200	213
Bausch Health Companies, Inc. 4.875% 2028[1]	1,825	1,870
Bausch Health Companies, Inc. 5.00% 2028[1]	660	627
Bausch Health Companies, Inc. 7.00% 2028[1]	830	857
Bausch Health Companies, Inc. 5.00% 2029[1]	129	120
Bausch Health Companies, Inc. 6.25% 2029[1]	75	74
Bausch Health Companies, Inc. 5.25% 2030[1]	1,655	1,541
Bausch Health Companies, Inc. 5.25% 2031[1]	8,990	8,417
Becton, Dickinson and Company 2.894% 2022	111	113
Becton, Dickinson and Company 3.70% 2027	190	211
Becton, Dickinson and Company 2.823% 2030	23	24
Becton, Dickinson and Company 3.794% 2050	36	40
Boston Scientific Corp. 2.65% 2030	150	155
Bristol-Myers Squibb Company 1.45% 2030	70	68
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	455	476
Catalent, Inc. 3.125% 2029[1]	1,850	1,794
Centene Corp. 5.375% 2026[1]	45	47
Centene Corp. 4.25% 2027	465	491
Centene Corp. 2.45% 2028	9,855	10,000
Centene Corp. 4.625% 2029	6,191	6,816
Centene Corp. 3.00% 2030	610	627
Centene Corp. 3.375% 2030	644	674
Centene Corp. 2.50% 2031	1,280	1,264
Charles River Laboratories International, Inc. 4.25% 2028[1]	1,923	1,991
Charles River Laboratories International, Inc. 3.75% 2029[1]	1,740	1,766
Charles River Laboratories International, Inc. 4.00% 2031[1]	325	339
Cigna Corp. 2.40% 2030	760	776
Cigna Corp. 2.375% 2031	5,959	6,048
Community Health Systems, Inc. 5.625% 2027[1]	2,160	2,309
Community Health Systems, Inc. 6.00% 2029[1]	165	177
Community Health Systems, Inc. 6.875% 2029[1]	1,200	1,259
DaVita, Inc. 4.625% 2030[1]	3,970	4,087
Eli Lilly and Company 3.375% 2029	35	39
Emergent BioSolutions, Inc. 3.875% 2028[1]	580	569
Encompass Health Corp. 4.50% 2028	1,267	1,316
Encompass Health Corp. 4.75% 2030	1,280	1,362
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,100	743
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	3,610	3,542
HCA, Inc. 5.375% 2026	425	490
HCA, Inc. 5.625% 2028	3,770	4,472
IMS Health Holdings, Inc. 5.00% 2026[1]	600	623
Jaguar Holding Co. II 4.625% 2025[1]	105	110
Jaguar Holding Co. II 5.00% 2028[1]	2,030	2,204
Jazz Securities DAC 4.375% 2029[1]	7,965	8,268
Johnson & Johnson 2.10% 2040	40	38
Kaiser Foundation Hospitals 2.81% 2041	355	363
Merck & Co., Inc. 1.45% 2030	70	68
Molina Healthcare, Inc. 5.375% 2022	40	42
Molina Healthcare, Inc. 4.375% 2028[1]	5,425	5,666
Novartis Capital Corp. 1.75% 2025	41	42
Novartis Capital Corp. 2.00% 2027	24	25
Novartis Capital Corp. 2.20% 2030	30	31
Organon Finance 1 LLC 5.125% 2031[1]	7,210	7,437
Owens & Minor, Inc. 4.50% 2029[1]	230	237
Par Pharmaceutical, Inc. 7.50% 2027[1]	450	461
Partners HealthCare System, Inc. 3.192% 2049	42	45
Pfizer, Inc. 1.70% 2030	44	44
Radiology Partners, Inc. 9.25% 2028[1]	1,775	1,968
Rede D’Or Finance SARL 4.50% 2030	3,200	3,289
RP Escrow Issuer, LLC 5.25% 2025[1]	1,635	1,712
Select Medical Holdings Corp. 6.25% 2026[1]	196	209
STERIS Irish FinCo Unlimited Co. 3.75% 2051	150	160
Summa Health 3.511% 2051	1,325	1,403
Surgery Center Holdings 10.00% 2027[1]	235	259
Syneos Health, Inc. 3.625% 2029[1]	2,570	2,548
Tenet Healthcare Corp. 4.625% 2024	50	51

American Funds Multi-Sector Income Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Tenet Healthcare Corp. 7.50% 2025[1]	$190	$205
Tenet Healthcare Corp. 4.875% 2026[1]	750	779
Tenet Healthcare Corp. 5.125% 2027[1]	1,730	1,817
Tenet Healthcare Corp. 4.625% 2028[1]	2,750	2,835
Tenet Healthcare Corp. 6.125% 2028[1]	1,410	1,507
Teva Pharmaceutical Finance Co. BV 3.15% 2026	14,060	13,392
Teva Pharmaceutical Finance Co. BV 6.75% 2028	9,780	10,736
UnitedHealth Group, Inc. 1.15% 2026	1,351	1,352
UnitedHealth Group, Inc. 1.25% 2026	278	281
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	194	199
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	200	215
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	75	82
		148,056

Consumer staples 3.96%
7-Eleven, Inc. 0.95% 2026[1]	235	231
7-Eleven, Inc. 1.30% 2028[1]	315	304
7-Eleven, Inc. 1.80% 2031[1]	1,995	1,910
7-Eleven, Inc. 2.50% 2041[1]	900	839
7-Eleven, Inc. 2.80% 2051[1]	815	762
Albertsons Companies, Inc. 4.625% 2027[1]	1,050	1,100
Albertsons Companies, Inc. 3.50% 2029[1]	4,175	4,133
Altria Group, Inc. 4.80% 2029	2,000	2,320
Altria Group, Inc. 3.40% 2030	800	845
Altria Group, Inc. 4.45% 2050	650	695
Altria Group, Inc. 3.70% 2051	2,410	2,290
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	90	114
Anheuser-Busch InBev NV 4.50% 2050	620	756
B&G Foods, Inc. 5.25% 2025	245	252
B&G Foods, Inc. 5.25% 2027	3,930	4,098
British American Tobacco PLC 2.726% 2031	2,750	2,718
British American Tobacco PLC 4.54% 2047	148	158
British American Tobacco PLC 4.758% 2049	550	597
British American Tobacco PLC 3.984% 2050	1,500	1,463
Central Garden & Pet Co. 4.125% 2030	1,070	1,097
Central Garden & Pet Co. 4.125% 2031[1]	5,215	5,288
Conagra Brands, Inc. 1.375% 2027	35	34
Conagra Brands, Inc. 5.30% 2038	2	3
Constellation Brands, Inc. 2.875% 2030	640	672
Darling Ingredients, Inc. 5.25% 2027[1]	280	295
Edgewell Personal Care Co. 5.50% 2028[1]	1,770	1,880
Energizer Holdings, Inc. 4.375% 2029[1]	3,320	3,328
Ingles Markets, Inc. 4.00% 2031[1]	3,345	3,345
InRetail Consumer 3.25% 2028[1]	3,100	3,070
InRetail Consumer 3.25% 2028	200	198
JBS Luxembourg SARL 3.625% 2032[1]	2,500	2,502
Keurig Dr Pepper, Inc. 3.20% 2030	30	32
Kimberly-Clark Corp. 3.10% 2030	162	179
Kraft Heinz Company 3.875% 2027	419	461
Kraft Heinz Company 4.25% 2031	5,486	6,238
Kraft Heinz Company 5.20% 2045	180	224
Kraft Heinz Company 4.375% 2046	2,905	3,297
Kraft Heinz Company 5.50% 2050	1,500	1,951
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	3,270	3,324
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	5,550	5,570
MARB BondCo PLC 3.95% 2031[1]	2,577	2,488
Molson Coors Brewing Co. 4.20% 2046	20	22
Natura Cosmeticos SA 4.125% 2028[1]	2,700	2,771
NBM US Holdings, Inc. 6.625% 2029[1]	500	563
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[5,9]	5,609	5,633
PepsiCo, Inc. 1.40% 2031	40	39
PepsiCo, Inc. 3.625% 2050	50	59
Philip Morris International, Inc. 3.25% 2024	2,000	2,164
Philip Morris International, Inc. 3.375% 2029	85	94
Philip Morris International, Inc. 1.75% 2030	961	929
Philip Morris International, Inc. 2.10% 2030	124	124
Philip Morris International, Inc. 4.25% 2044	27	32

14	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Post Holdings, Inc. 5.625% 2028[1]	$320	$340
Post Holdings, Inc. 5.50% 2029[1]	955	1,026
Post Holdings, Inc. 4.625% 2030[1]	4,556	4,638
Post Holdings, Inc. 4.50% 2031[1]	2,000	1,999
Prestige Brands International, Inc. 5.125% 2028[1]	2,000	2,113
Prestige Brands International, Inc. 3.75% 2031[1]	3,660	3,536
Procter & Gamble Company 0.55% 2025	35	35
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	445	452
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	560	576
Simmons Foods, Inc. 4.625% 2029[1]	3,295	3,328
TreeHouse Foods, Inc. 4.00% 2028	770	765
		102,299

Information technology 3.70%
Adobe, Inc. 2.30% 2030	655	683
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,9]	2,150	2,177
Apple, Inc. 1.25% 2030	50	48
Apple, Inc. 2.375% 2041	1,230	1,195
Apple, Inc. 2.40% 2050	30	28
Apple, Inc. 2.65% 2051	1,290	1,264
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[5,9]	793	806
Banff Merger Sub, Inc. 9.75% 2026[1]	2,680	2,824
Black Knight, Inc. 3.625% 2028[1]	4,710	4,692
Blue Yonder Group, Inc. 4.25% 2026[1]	600	630
BMC Software, Inc. 7.125% 2025[1]	5,900	6,329
BMC Software, Inc. 9.125% 2026[1]	90	95
Booz Allen Hamilton, Inc. 4.00% 2029[1]	1,770	1,812
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	53	59
Broadcom, Inc. 4.75% 2029	350	407
Broadcom, Inc. 4.15% 2030	350	393
Broadcom, Inc. 5.00% 2030	111	131
Broadcom, Inc. 2.45% 2031[1]	6,491	6,384
Broadcom, Inc. 4.30% 2032	1,000	1,140
Broadcom, Inc. 2.60% 2033[1]	6,660	6,520
Broadcom, Inc. 3.469% 2034[1]	474	502
Broadcom, Inc. 3.50% 2041[1]	1,087	1,113
Broadcom, Inc. 3.75% 2051[1]	1,369	1,431
Dell International LLC / EMC Corp. 8.35% 2046	1,552	2,542
Diebold Nixdorf, Inc. 9.375% 2025[1]	3,230	3,592
Elastic NV 4.125% 2029[1]	1,700	1,700
Fair Isaac Corp. 4.00% 2028[1]	190	197
Fidelity National Information Services, Inc. 1.65% 2028	10	10
Fidelity National Information Services, Inc. 2.25% 2031	433	433
Fiserv, Inc. 2.25% 2027	82	85
Fortinet, Inc. 2.20% 2031	1,060	1,059
Gartner, Inc. 4.50% 2028[1]	1,195	1,264
Gartner, Inc. 3.75% 2030[1]	1,460	1,496
Global Payments, Inc. 2.90% 2030	116	121
Mastercard, Inc. 3.85% 2050	100	121
Microsoft Corp. 2.525% 2050	90	89
MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,9]	1,293	1,306
NCR Corp. 5.125% 2029[1]	2,900	2,994
Oracle Corp. 2.30% 2028	454	466
Oracle Corp. 2.875% 2031	4,379	4,558
Oracle Corp. 3.60% 2050	50	51
Oracle Corp. 3.95% 2051	212	232
PayPal Holdings, Inc. 2.85% 2029	63	68
PayPal Holdings, Inc. 2.30% 2030	46	48
Rocket Software, Inc. 6.50% 2029[1]	9,300	9,241
Sabre GLBL, Inc. 7.375% 2025[1]	2,540	2,765
salesforce.com, inc. 1.95% 2031	125	125
salesforce.com, inc. 2.70% 2041	125	126
ServiceNow, Inc. 1.40% 2030	5,104	4,795
SK hynix, Inc. 2.375% 2031[1]	894	872
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,9]	2,225	2,234
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,9]	1,265	1,268

American Funds Multi-Sector Income Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[5,9]	$275	$281
VeriSign, Inc. 2.70% 2031	1,015	1,032
Veritas Holdings, Ltd. 10.50% 2024[1]	1,400	1,443
Veritas Holdings, Ltd. 7.50% 2025[1]	7,655	7,992
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,9]	25	25
Visa, Inc. 2.70% 2040	120	124
Xerox Corp. 5.50% 2028[1]	226	235
		95,653

Real estate 3.12%
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,489	1,410
American Campus Communities, Inc. 3.30% 2026	38	41
American Campus Communities, Inc. 2.85% 2030	5	5
American Campus Communities, Inc. 3.875% 2031	175	194
American Tower Corp. 2.70% 2031	331	342
Brookfield Property REIT, Inc. 5.75% 2026[1]	9,245	9,731
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[1]	2,040	2,079
Crown Castle International Corp. 2.50% 2031	455	459
Equinix, Inc. 1.45% 2026	1,412	1,420
Equinix, Inc. 2.90% 2026	68	73
Equinix, Inc. 1.55% 2028	255	251
Equinix, Inc. 2.00% 2028	894	899
Equinix, Inc. 3.20% 2029	75	81
Equinix, Inc. 2.15% 2030	3,330	3,312
Equinix, Inc. 2.50% 2031	1,645	1,674
Equinix, Inc. 3.40% 2052	819	844
Essex Portfolio LP 2.55% 2031	762	774
Hospitality Properties Trust 7.50% 2025	142	161
Howard Hughes Corp. 5.375% 2028[1]	1,400	1,489
Howard Hughes Corp. 4.125% 2029[1]	5,840	5,858
Howard Hughes Corp. 4.375% 2031[1]	6,450	6,440
Iron Mountain, Inc. 5.00% 2028[1]	344	358
Iron Mountain, Inc. 5.25% 2028[1]	1,200	1,258
Iron Mountain, Inc. 4.875% 2029[1]	7,610	7,866
Iron Mountain, Inc. 4.50% 2031[1]	860	872
Kennedy-Wilson Holdings, Inc. 4.75% 2029	5,410	5,580
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,805	1,859
Medical Properties Trust, Inc. 5.00% 2027	125	133
Medical Properties Trust, Inc. 3.50% 2031	1,965	1,987
Park Intermediate Holdings LLC 4.875% 2029[1]	8,230	8,524
Public Storage 0.875% 2026	11	11
Public Storage 1.85% 2028	3,256	3,283
Public Storage 2.30% 2031	2,641	2,696
Realogy Corp. 5.75% 2029[1]	2,525	2,643
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	2,060	2,067
Service Properties Trust 5.50% 2027	65	69
Sun Communities Operating LP 2.70% 2031	1,629	1,632
Westfield Corp., Ltd. 3.50% 2029[1]	10	10
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	2,120	2,192
		80,577

Utilities 2.79%
AEP Texas, Inc. 3.45% 2051	500	519
AEP Transmission Co. LLC 3.80% 2049	20	23
AES Corp. 3.95% 2030[1]	1,125	1,234
AES Panama Generation Holdings SRL 4.375% 2030	1,400	1,467
AES Panama Generation Holdings SRL 4.375% 2030[1]	875	917
American Electric Power Company, Inc. 3.65% 2021	140	142
American Electric Power Company, Inc. 1.00% 2025	25	25
AmeriGas Partners LP 5.625% 2024	175	192
Atlantic City Electric Co. 2.30% 2031	25	25
Calpine Corp. 5.125% 2028[1]	1,070	1,090
CenterPoint Energy, Inc. 2.65% 2031	2,250	2,295
Connecticut Light and Power Co. 0.75% 2025	50	49
Connecticut Light and Power Co. 3.20% 2027	25	28
Connecticut Light and Power Co. 2.05% 2031	175	177

16	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc. 2.40% 2031	$1,040	$1,061
Consolidated Edison Company of New York, Inc. 3.60% 2061	90	93
Consorcio Transmantaro SA 4.70% 2034	1,000	1,109
Consumers Energy Co. 3.10% 2050	36	38
DPL, Inc. 4.125% 2025	1,390	1,493
Duke Energy Carolinas, LLC 2.55% 2031	217	225
Duke Energy Corp. 2.45% 2030	175	177
Edison International 3.55% 2024	104	111
Edison International 4.95% 2025	130	144
Edison International 5.75% 2027	16	18
Edison International 4.125% 2028	934	995
Emera US Finance LP 2.639% 2031[1]	825	832
Empresas Publicas de Medellin ESP 4.25% 2029[1]	500	496
Empresas Publicas de Medellin ESP 4.375% 2031[1]	1,150	1,138
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	270	276
ENN Energy Holdings, Ltd. 2.625% 2030[1]	2,900	2,899
ENN Energy Holdings, Ltd. 2.625% 2030	1,000	1,000
Entergy Corp. 2.40% 2031	50	50
FirstEnergy Corp. 4.40% 2027[7]	180	196
FirstEnergy Corp. 4.10% 2028[1]	675	760
FirstEnergy Corp. 2.25% 2030	118	113
FirstEnergy Corp. 2.65% 2030	12,512	12,481
FirstEnergy Corp. 7.375% 2031	1,667	2,286
FirstEnergy Transmission LLC 2.866% 2028[1]	325	337
Investment Energy Resources, Ltd. 6.25% 2029[1]	350	379
Jersey Central Power & Light Co. 4.30% 2026[1]	50	55
Jersey Central Power & Light Co. 2.75% 2032[1]	250	254
Kallpa Generacion SA 4.125% 2027	1,000	1,029
Monongahela Power Co. 3.55% 2027[1]	1,775	1,959
NRG Energy, Inc. 7.25% 2026	235	244
Pacific Gas and Electric Co. 2.95% 2026	29	30
Pacific Gas and Electric Co. 3.15% 2026	1,000	1,032
Pacific Gas and Electric Co. 2.10% 2027	300	292
Pacific Gas and Electric Co. 3.30% 2027	37	38
Pacific Gas and Electric Co. 3.75% 2028	1,094	1,148
Pacific Gas and Electric Co. 4.65% 2028	125	138
Pacific Gas and Electric Co. 4.55% 2030	6,600	7,065
Pacific Gas and Electric Co. 2.50% 2031	810	760
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
Pacific Gas and Electric Co. 3.50% 2050	3,070	2,740
Pacific Gas and Electric Co. 4.95% 2050	2,000	2,060
PG&E Corp. 5.00% 2028	1,610	1,630
PG&E Corp. 5.25% 2030	1,810	1,832
Public Service Company of Colorado 1.875% 2031	2,525	2,514
Public Service Electric and Gas Co. 0.95% 2026	150	150
San Diego Gas & Electric Co. 1.70% 2030	1,375	1,329
Southern California Edison Co. 2.25% 2030	50	49
Southern California Edison Co. 2.50% 2031	2,000	2,007
Southern California Edison Co. 3.65% 2051	189	190
State Grid Overseas Investment, Ltd. 4.375% 2043	1,200	1,462
Talen Energy Corp. 10.50% 2026[1]	1,445	1,047
Talen Energy Corp. 7.25% 2027[1]	1,255	1,173
Talen Energy Corp. 6.625% 2028[1]	190	174
Talen Energy Supply, LLC 7.625% 2028[1]	1,165	1,092
Union Electric Co. 2.15% 2032	350	351
Virginia Electric and Power Co. 2.45% 2050	25	23
Xcel Energy, Inc. 2.60% 2029	50	52
Xcel Energy, Inc. 3.50% 2049	40	43
		72,132

Total corporate bonds, notes & loans		1,768,543

Bonds & notes of governments & government agencies outside the U.S. 11.42%
Abu Dhabi (Emirate of) 2.50% 2029[1]	1,900	1,988
Abu Dhabi (Emirate of) 1.70% 2031[1]	7,800	7,538
Angola (Republic of) 8.00% 2029	7,140	7,345
Angola (Republic of) 8.00% 2029[1]	1,600	1,646

American Funds Multi-Sector Income Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Argentine Republic 1.00% 2029	$5,233	$1,995
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[7]	12,885	4,648
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[7]	10,272	3,277
Armenia (Republic of) 7.15% 2025	200	228
Bahrain (Kingdom of) 6.125% 2022	250	262
Bahrain (Kingdom of) 6.125% 2023	1,300	1,402
Belarus (Republic of) 6.875% 2023	1,900	1,892
Belarus (Republic of) 5.875% 2026	6,100	5,660
Colombia (Republic of) 4.50% 2029	300	328
Colombia (Republic of) 3.25% 2032	3,200	3,142
Colombia (Republic of) 7.375% 2037	300	396
Colombia (Republic of) 4.125% 2051	400	380
Costa Rica (Republic of) 4.375% 2025	400	415
Costa Rica (Republic of) 6.125% 2031[1]	3,400	3,615
Costa Rica (Republic of) 6.125% 2031	728	774
Costa Rica (Republic of) 7.158% 2045	2,000	2,095
Cote d’Ivoire (Republic of) 5.75% 2032[7]	856	860
Dominican Republic 5.50% 2025	1,400	1,541
Dominican Republic 5.95% 2027	1,650	1,860
Dominican Republic 4.50% 2030[1]	3,989	4,089
Dominican Republic 5.30% 2041[1]	412	412
Dominican Republic 5.875% 2060	4,900	4,895
Dominican Republic 5.875% 2060[1]	1,700	1,698
Egypt (Arab Republic of) 6.588% 2028	2,800	2,968
Egypt (Arab Republic of) 6.588% 2028[1]	1,200	1,272
Egypt (Arab Republic of) 7.60% 2029	2,200	2,423
Egypt (Arab Republic of) 5.875% 2031[1]	1,700	1,656
Egypt (Arab Republic of) 7.625% 2032[1]	1,500	1,595
Egypt (Arab Republic of) 8.15% 2059	2,600	2,609
Ethiopia (Federal Democratic Republic of) 6.625% 2024	4,000	3,710
Export-Import Bank of India 3.25% 2030	4,100	4,174
Gabonese Republic 6.375% 2024	1,500	1,602
Gabonese Republic 6.95% 2025	1,500	1,629
Georgia (Republic of) 2.75% 2026[1]	1,780	1,816
Ghana (Republic of) 7.75% 2029[1]	5,100	5,225
Ghana (Republic of) 8.125% 2032	3,900	3,965
Ghana (Republic of) 8.125% 2032[1]	1,500	1,525
Ghana (Republic of) 8.95% 2051	1,500	1,487
Honduras (Republic of) 6.25% 2027	1,100	1,206
Honduras (Republic of) 5.625% 2030[1]	3,150	3,312
Indonesia (Republic of) 6.625% 2037	900	1,245
Indonesia (Republic of) 5.25% 2042	300	375
Indonesia (Republic of) 4.625% 2043	5,800	6,730
Israel (State of) 3.375% 2050	2,500	2,676
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	400	417
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	2,500	2,694
Jordan (Hashemite Kingdom of) 5.85% 2030[1]	300	313
Kazakhstan (Republic of) 4.875% 2044	3,200	4,026
Kenya (Republic of) 6.875% 2024[1]	200	220
Kenya (Republic of) 7.25% 2028	3,100	3,433
Kenya (Republic of) 7.25% 2028[1]	2,600	2,879
Kenya (Republic of) 6.30% 2034[1]	2,700	2,705
Kenya (Republic of) 8.25% 2048	200	221
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[7]	3,860	3,284
Oman (Sultanate of) 5.375% 2027	7,100	7,489
Oman (Sultanate of) 4.875% 2030[1]	1,015	1,043
Oman (Sultanate of) 6.25% 2031[1]	1,000	1,077
Pakistan (Islamic Republic of) 8.25% 2024	400	437
Pakistan (Islamic Republic of) 6.00% 2026[1]	3,510	3,563
Pakistan (Islamic Republic of) 6.875% 2027	2,200	2,291
Panama (Republic of) 7.125% 2026	200	248
Panama (Republic of) 3.16% 2030	400	420
Panama (Republic of) 4.50% 2050	400	455
Panama (Republic of) 4.30% 2053	2,800	3,112
Panama (Republic of) 3.87% 2060	1,200	1,228
Paraguay (Republic of) 4.70% 2027[1]	400	455
Paraguay (Republic of) 4.95% 2031	6,150	7,080

18	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru (Republic of) 4.125% 2027	$300	$337
Peru (Republic of) 2.783% 2031	2,200	2,247
Peru (Republic of) 6.55% 2037	1,000	1,381
Peru (Republic of) 2.78% 2060	1,699	1,520
Peru (Republic of) 3.23% 2121	1,400	1,233
PETRONAS Capital, Ltd. 3.50% 2030	1,900	2,084
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,100	1,207
PETRONAS Capital, Ltd. 4.55% 2050[1]	800	989
Philippines (Republic of) 3.00% 2028	2,800	3,026
Philippines (Republic of) 1.648% 2031	1,200	1,161
Philippines (Republic of) 3.95% 2040	2,000	2,227
Philippines (Republic of) 3.70% 2042	2,500	2,703
Philippines (Republic of) 2.95% 2045	3,200	3,097
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	600	663
Qatar (State of) 3.75% 2030[1]	4,700	5,328
Qatar (State of) 4.625% 2046	1,500	1,864
Qatar (State of) 5.103% 2048	1,600	2,128
Qatar (State of) 4.40% 2050[1]	2,500	3,049
Republika Srpska 4.75% 2026	€1,480	1,760
Romania 2.00% 2032	200	240
Romania 2.00% 2033	2,720	3,207
Romania 3.50% 2034	30	41
Romania 3.375% 2038	1,500	1,954
Romania 5.125% 2048	$400	491
Romania 5.125% 2048[1]	300	368
Russian Federation 4.75% 2026	1,600	1,820
Russian Federation 4.25% 2027	3,200	3,578
Russian Federation 4.375% 2029	1,000	1,128
Russian Federation 5.10% 2035	5,000	5,956
Russian Federation 5.25% 2047	2,000	2,519
Senegal (Republic of) 4.75% 2028	€2,500	3,099
Senegal (Republic of) 6.25% 2033	$2,000	2,114
Serbia (Republic of) 3.125% 2027	€2,700	3,568
South Africa (Republic of) 4.875% 2026	$2,500	2,721
South Africa (Republic of) 4.30% 2028	2,200	2,277
South Africa (Republic of) 5.875% 2030	500	572
South Africa (Republic of) 6.30% 2048	3,800	4,161
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	3,850	3,544
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	2,300	1,564
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	3,000	2,017
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	1,780	1,103
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	600	380
Tunisia (Republic of) 6.75% 2023	€200	230
Tunisia (Republic of) 5.75% 2025	$1,990	1,862
Turkey (Republic of) 6.375% 2025	1,200	1,259
Turkey (Republic of) 7.375% 2025	2,400	2,601
Turkey (Republic of) 5.125% 2026[1]	1,400	1,400
Turkey (Republic of) 7.625% 2029	2,450	2,689
Turkey (Republic of) 5.875% 2031	4,050	3,945
Turkey (Republic of) 6.00% 2041	200	182
Turkey (Republic of) 5.75% 2047	4,300	3,685
Ukraine 8.994% 2024	2,300	2,554
Ukraine 7.75% 2026	4,500	4,980
Ukraine 7.75% 2027	200	221
Ukraine 9.75% 2028	200	239
Ukraine 6.876% 2029[1]	2,500	2,602
Ukraine 7.375% 2032	3,200	3,373
United Mexican States 3.75% 2028	200	218
United Mexican States 4.50% 2029	1,100	1,245
United Mexican States 2.659% 2031	649	636
United Mexican States 6.75% 2034	2,000	2,654
United Mexican States 6.05% 2040	2,100	2,641
United Mexican States 4.75% 2044	200	222
United Mexican States 5.00% 2051	1,200	1,366
United Mexican States 3.75% 2071	1,170	1,072
		294,973

American Funds Multi-Sector Income Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 7.93%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[1,10]	$233	$234
Aesop Funding LLC, Series 2017-1A, Class A, 3.07% 2023[1,10]	388	399
Aesop Funding LLC, Series 2017-1A, Class B, 3.41% 2023[1,10]	200	205
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	200	208
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	750	805
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,10]	1,850	2,000
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	676	706
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	200	210
Aesop Funding LLC, Series 2020-1A, Class D, 3.34% 2026[1,10]	10,000	10,176
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[1,10]	4,306	4,310
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[1,10]	1,062	1,063
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,10]	250	258
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[1,10]	2,753	2,756
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,10]	100	106
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[1,10]	8,000	8,002
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,10]	6,550	7,155
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[1,10]	577	578
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[1,10]	150	151
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,5,10]	3,654	3,654
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[1,5,10]	477	477
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,10]	100	102
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,10]	100	100
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,10]	100	100
American Money Management Corp., Series 2014-15A, Class BRR, (3-month USD-LIBOR + 1.80%) 1.984% 2032[1,5,10]	967	967
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[10]	234	236
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,5,10]	3,607	3,607
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,5,10]	1,290	1,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[1,10]	303	308
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[1,10]	300	314
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[1,10]	300	318
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,10]	1,033	1,034
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[1,10]	4,733	4,774
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 2033[1,10]	1,420	1,439
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[1,10]	2,666	2,688
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[1,10]	802	810
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,5,10]	1,418	1,418
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,10]	1,632	1,660
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,10]	757	769
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,10]	967	984
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,10]	95	97
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,10]	1,104	1,113
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,10]	1,291	1,300
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[1,10]	463	468
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[1,10]	265	272
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[1,10]	332	342
CPS Auto Receivables Trust, Series 2021-B, Class B, 0.81% 2025[1,10]	2,000	2,001
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,10]	176	176
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	150	154
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	100	107
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.23% 2027[1,10]	2,250	2,250
CPS Auto Receivables Trust, Series 2021-B, Class D, 1.52% 2027[1,10]	2,000	1,999
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class B, 1.38% 2030[1,10]	2,000	1,999
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.63% 2030[1,10]	3,000	3,003
Crestline Denali CLO XIV, Ltd., Series 2016-1A, Class BR, (3-month USD-LIBOR + 1.80%) 1.973% 2031[1,5,10]	250	252
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[10]	2,684	2,698
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	200	208
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[10]	1,351	1,360
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,10]	100	100
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,10]	100	100
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	850	922

20	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[1,10]	$616	$618
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[1,10]	277	279
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[1,5,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class A2R, CLO, (3-month USD-LIBOR + 1.27%) 1.46% 2028[1,5,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class BR, CLO, (3-month USD-LIBOR + 1.47%) 1.66% 2028[1,5,10]	2,000	2,000
Dryden Senior Loan Fund, Series 2017-47A, Class CR, CLO, (3-month USD-LIBOR + 2.05%) 2.24% 2028[1,5,10]	2,000	2,000
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[1,10]	197	198
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	100	103
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	100	107
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[1,10]	300	301
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[1,10]	300	302
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[1,10]	2,819	2,821
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,10]	414	422
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[1,10]	146	146
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,10]	3,264	3,283
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[1,10]	1,008	1,018
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[1,10]	1,954	1,957
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	407	429
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[1,10]	700	710
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[1,10]	461	472
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,10]	372	376
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[1,10]	279	284
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[1,10]	1,954	1,948
GoldenTree Loan Management, Series 2019-6A, Class B1, (3-month USD-LIBOR + 1.90%) 2.088% 2033[1,5,10]	1,000	1,003
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[1,10]	1,220	1,226
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[1,10]	2,336	2,348
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,10]	3,524	3,536
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[1,10]	1,317	1,324
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[1,10]	2,477	2,495
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[1,10]	20	20
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[1,10]	55	55
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,10]	36	36
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[1,10]	41	41
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,10]	66	67
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,10]	382	382
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,5,10]	4,172	4,172
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[1,5,10]	2,000	2,000
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[1,5,10]	2,330	2,330
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[1,10]	1,500	1,505
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,10]	4,090	4,095
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,10]	3,322	3,334
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,5,10]	640	640
Octagon Investment Partners XX, Ltd., Series 2019-4A, Class B, 2.068% 2031[1,5,10]	1,000	1,003
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,10]	2,475	2,493
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[1,10]	1,167	1,177
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class C, 2.97% 2027[1,10]	1,150	1,160
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class D, 4.94% 2027[1,10]	1,150	1,164
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[1,10]	2,722	2,731
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,10]	1,727	1,733
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[1,10]	3,328	3,342
Oportun Funding LLC, Series 2021-B, Class C, 3.65% 2031[1,10]	2,525	2,534
Oportun Funding LLC, Series 2021-B, Class D, 5.41% 2031[1,10]	1,000	1,004

American Funds Multi-Sector Income Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,5,10]	$693	$699
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD-LIBOR + 0.80%) 0.977% 2029[1,5,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-1, Class A2, (3-month USD-LIBOR + 1.25%) 1.405% 2029[1,5,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.427% 2029[1,5,10]	1,000	1,000
Palmer Square Loan Funding, CLO, Series 2021-2A, Class B, (3-month USD-LIBOR + 1.40%) 1.577% 2029[1,5,10]	500	500
Palmer Square Loan Funding, CLO, Series 2021-1, Class B, (3-month USD-LIBOR + 1.80%) 1.955% 2029[1,5,10]	500	500
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,5,10]	1,266	1,266
Santander Consumer Auto Receivables Trust, Series 2021-A, Class C, 1.03% 2026[1,10]	250	249
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	200	211
Santander Consumer Auto Receivables Trust, Series 2021-A, Class D, 1.57% 2027[1,10]	250	250
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[10]	2,889	2,896
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[10]	1,852	1,856
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[10]	500	507
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[1,10]	5,998	6,012
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,10]	559	552
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,5,10]	996	996
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,5,10]	1,510	1,511
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,5,10]	1,050	1,050
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,10]	184	186
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[1,10]	161	165
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[1,10]	192	193
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[1,10]	2,329	2,351
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[1,10]	4,338	4,416
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[1,10]	452	464
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[1,10]	548	570
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[1,10]	1,394	1,382
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[1,10]	1,987	2,017
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[1,10]	386	384
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 2046[1,10]	987	994
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,5,10]	187	195
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,10]	936	944
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[1,10]	412	424
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[1,10]	2,013	2,006
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[1,10]	3,558	3,540
Voya CLO, Ltd., Series 2016-3A, Class A3R, 1.94% 2031[1,5,10]	1,750	1,763
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[1,10]	573	573
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[1,10]	739	740
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[1,10]	490	490
		204,868

Mortgage-backed obligations 5.51%
Commercial mortgage-backed securities 2.61%
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	10	11
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	10	11
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	25	28
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	10	11
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[5,10]	10	11
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	20	22
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[1,5,10]	817	820
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[1,5,10]	2,457	2,465
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[1,5,10]	9,329	9,358
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[1,10]	3,000	3,160
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	10	11
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	509
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[5,10]	893	929
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 2047[10]	438	472
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[10]	420	449

22	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[5,10]	$1,150	$1,232
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[10]	312	336
Commercial Mortgage Trust, Series 2012-LC4, Class AM, 4.063% 2044[10]	600	608
Commercial Mortgage Trust, Series 2012-CR4, Class AM, 3.251% 2045[10]	55	56
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	500	504
Commercial Mortgage Trust, Series 2012-CR2, Class AM, 3.791% 2045[10]	85	87
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[10]	440	450
Commercial Mortgage Trust, Series 2013-CR7, Class AM, 3.314% 2046[1,10]	560	582
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,505	1,544
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[1,10]	500	520
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	80	83
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,5,10]	429	458
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 2047[10]	108	116
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	500	542
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[10]	75	79
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 2047[5,10]	381	411
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[5,10]	950	1,036
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.593% 2047[5,10]	93	98
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.656% 2047[5,10]	10	10
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[10]	1,000	1,079
Commercial Mortgage Trust, Series 2014-CR16, Class C, 5.09% 2047[5,10]	460	486
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[5,10]	25	27
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.625% 2048[5,10]	860	934
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.625% 2048[5,10]	600	663
Commercial Mortgage Trust, Series 2015-LC23, Class C, 4.771% 2048[5,10]	10	11
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	25	27
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[5,10]	250	275
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[5,10]	570	617
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class C, 3.735% 2053[5,10]	440	460
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,5,10]	108	110
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,5,10]	420	421
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[1,5,10]	383	385
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[1,5,10]	2,401	2,414
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[1,5,10]	2,516	2,533
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 2025[1,5,10]	2,353	2,358
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.786% 2045[5,10]	80	82
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[1,10]	380	392
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[5,10]	650	678
GS Mortgage Securities Trust, Series 2013-GC16, Class A3, 4.244% 2046[10]	87	92
GS Mortgage Securities Trust, Series 2013-GC10, Class C, 4.285% 2046[1,5,10]	1,985	2,049
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[10]	200	212
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[5,10]	920	994
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[10]	800	868
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class B, 4.389% 2048[5,10]	423	435
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[1,10]	768	789
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.611% 2046[1,5,10]	750	750
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[10]	500	519
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[5,10]	650	675
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.24% 2047[5,10]	500	512
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,10]	57	57
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,5,10]	1,534	1,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[5,10]	719	747

American Funds Multi-Sector Income Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class AS, 4.482% 2046[5,10]	$500	$534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class AS, 4.496% 2046[5,10]	40	39
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[10]	292	303
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[5,10]	15	16
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 2047[5,10]	195	210
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[5,10]	100	108
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.677% 2048[5,10]	29	32
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 2050[10]	45	50
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.342% 2049[1,5,10]	425	432
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 3.842% 2050[1,5,10]	400	418
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,5,10]	25	25
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C, 4.693% 2045[5,10]	20	21
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class D, 4.916% 2045[1,5,10]	44	45
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.435% 2046[5,10]	500	526
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[5,10]	500	529
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	25	26
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[1,10]	3,561	3,494
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65% 2057[5,10]	2,664	2,953
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[5,10]	110	117
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.901% 2044[1,5,10]	500	501
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[10]	740	759
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.276% 2045[1,5,10]	40	40
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[10]	680	698
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class C, 4.327% 2045[5,10]	412	424
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[10]	40	41
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.488% 2046[10]	350	364
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[5,10]	570	590
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.171% 2046[5,10]	1,251	1,325
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class AS, 4.271% 2047[10]	417	448
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[5,10]	512	545
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[5,10]	500	520
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 2057[5,10]	100	108
		67,449

Collateralized mortgage-backed obligations (privately originated) 2.59%
Angel Oak Mortgage Trust, Series 2019-2, Class A1, 3.628% 2049[1,5,10]	281	285
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[1,5,10]	400	401
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,5,10]	265	270
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,5,10]	278	279
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,5,10]	1,309	1,311
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,5,10]	1,368	1,429
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[10]	196	212
Citigroup Mortgage Loan Trust, Inc., Series 2021-J1, Class A1A, 2.50% 2051[1,5,10]	4,969	5,090
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,5,10]	172	173
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,10]	113	117
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,5,10]	760	772
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,5,10]	201	201
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50% 2049[1,5,10]	10	10
Freddie Mac, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.318% 2033[1,5,10]	3,750	3,852
Freddie Mac, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.092% 2050[1,5,10]	1,346	1,355
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,5,10]	3,200	3,291
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50% 2051[1,5,10]	3,000	3,036
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[1,5,10]	54	55
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,5,10]	264	266
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,5,10]	388	391

24	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,5,10]	$1,086	$1,089
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[1,5,10]	1,209	1,248
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.242% 2053[1,5,10]	328	328
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.442% 2053[1,5,10]	328	328
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,5,10]	1,976	1,978
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,5,10]	107	112
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,5,10]	140	141
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,5,10]	2,021	2,097
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,5,10]	4,550	4,555
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[1,2,5,10]	4,009	4,009
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,5,10]	1,950	1,951
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,5,10]	200	200
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,5,10]	70	75
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,5,10]	204	215
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,5,10]	186	196
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[1,10]	263	264
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,5,10]	2,250	2,256
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[1,10]	123	123
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[1,10]	116	117
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[1,10]	398	406
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[1,10]	100	102
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578% 2037[1,10]	200	205
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077% 2037[1,10]	200	206
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,5,10]	125	124
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[1,5,10]	125	125
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,5,10]	130	130
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855% 2043[5,10]	39	39
Sequoia Mortgage Trust, Series 2013-2, Class A, 1.874% 2043[5,10]	70	71
Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50% 2047[1,5,10]	14	14
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, 3.50% 2048[1,5,10]	180	181
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,5,10]	81	82
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,10]	563	567
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[1,10]	1,313	1,351
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[1,10]	676	668
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[1,10]	968	960
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[1,5,10]	2,477	2,630
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,5,10]	199	203
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[1,5,10]	3,000	3,157
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[1,10]	235	235
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 2038[1,10]	250	253
Tricorn American Homes, Series 2020-SFR1, Class C, 2.249% 2038[1,10]	250	254
Tricorn American Homes, Series 2020-SFR2, Class B, 1.832% 2039[1,10]	350	349
Tricorn American Homes, Series 2020-SFR2, Class C, 2.032% 2039[1,10]	850	846
Tricorn American Homes, Series 2020-SFR2, Class D, 2.281% 2039[1,10]	350	348
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,5,8,10]	255	257
VM Fund I, LLC 8.625% 2028[1,2,3]	9,250	9,014
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[1,5,10]	30	30
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.43% 2049[1,5,10]	15	15
		66,900

Federal agency mortgage-backed obligations 0.31%
Freddie Mac, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.942% 2050[1,5,10]	3,000	3,028
JP Morgan Structured Financing Trust, Series 2021-EBO1, Class A, 1.10% 2077[1,2,10]	5,000	5,000
		8,028

Total mortgage-backed obligations		142,377

American Funds Multi-Sector Income Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.47%
California 0.00%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	$35	$35

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 2043	75	78

Illinois 0.07%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	150	189
G.O. Bonds, Series 2017-A, 5.00% 2022	270	288
G.O. Bonds, Series 2020, 5.125% 2022	500	520
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	90	106
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	1,810	722
		1,825

Ohio 0.30%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	6,440	6,760
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 3.75% 2023	895	902
		7,662

Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	150	150
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	100	116
		266

Texas 0.00%
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-B, 3.75% 2022	35	35

Washington 0.09%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[1]	2,000	2,195

Total municipals		12,096

U.S. Treasury bonds & notes 0.01%
U.S. Treasury 0.01%
U.S. Treasury 0.25% 2024[11]	13	13
U.S. Treasury 0.375% 2024[11]	60	60
U.S. Treasury 0.50% 2026[11]	28	27
U.S. Treasury 0.50% 2027[11]	118	114
		214

Total bonds, notes & other debt instruments (cost: $2,379,052,000)		2,423,071

Convertible bonds & notes 0.00%
Energy 0.00%
Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)[1,2,3,4]	2	2

Total convertible bonds & notes (cost: $2,000)		2

Common stocks 0.17%	Shares
Energy 0.15%
Chesapeake Energy Corp.	75,595	3,925
California Resources Corp.[12]	633	19
Diamond Offshore Drilling, Inc.[12]	655	4
Diamond Offshore Drilling, Inc.[1,2,3,12]	232	1
Mesquite Energy, Inc.[2,3,12]	127	1
		3,950

26	American Funds Multi-Sector Income Fund

Common stocks (continued)		Shares	Value (000)
Industrials 0.01%
New AMI I, LLC[2,3,12]		23,582	$205

Consumer discretionary 0.01%
MYT Holding Co., Class B2,12		8,984	50
NMG Parent LLC[2,12]		281	38
NMG Parent LLC[1,2,12]		28	3
			91

Materials 0.00%
Hexion Holdings Corp., Class B12		4,181	76

Total common stocks (cost: $4,125,000)			4,322

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,2,3,12]		5	4

Total preferred securities (cost: $5,000)			4

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[2,12]		374	8

Energy 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[12]		80	2

Total rights & warrants (cost: $8,000)			10

Short-term securities 4.14%
Money market investments 4.08%
Capital Group Central Cash Fund 0.04%[13,14]		1,054,853	105,485

	Coupon rate	Principal amount (000)
Interest bearing bills & notes 0.06%
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[5]	1.531%	$1,500	1,503

Total short-term securities (cost: $106,997,000)			106,988
Total investment securities 98.13% (cost: $2,490,189,000)			2,534,397
Other assets less liabilities 1.87%			48,238

Net assets 100.00%			$2,582,635

American Funds Multi-Sector Income Fund	27

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [15]	Value at 6/30/2021 (000) [16]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	3,383	October 2021	$676,600	$745,344	$(1,267)
5 Year U.S. Treasury Note Futures	Short	3,642	October 2021	(364,200)	(449,531)	1,501
10 Year U.S. Treasury Note Futures	Long	221	September 2021	22,100	29,282	86
10 Year Ultra U.S. Treasury Note Futures	Short	2,511	September 2021	(251,100)	(369,627)	(5,393)
20 Year U.S. Treasury Bond Futures	Long	915	September 2021	91,500	147,086	3,794
30 Year Ultra U.S. Treasury Bond Futures	Long	430	September 2021	43,000	82,856	2,671
						$1,392

Forward currency contracts

Contract amount				Unrealized appreciation at 6/30/2021 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date
USD695	EUR574	Citibank	7/16/2021	$14
USD173	EUR145	Goldman Sachs	7/28/2021	1
				$15

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$2,500	$(64)	$(54)	$(10)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	20,120	(2,053)	(1,804)	(249)
					$(1,858)	$(259)

Investments in affiliates14

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 4.08%
Money market investments 4.08%
Capital Group Central Cash Fund 0.04%[13]	$42,849	$1,306,168	$1,243,516	$(7)	$(9)	$105,485	$33

28	American Funds Multi-Sector Income Fund

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,561,255,000, which represented 60.45% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,338,000, which represented .71% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,278,000, which represented 1.13% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $205,000, which represented .01% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2021.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

Auth. = Authority

CLO = Collateralized Loan Obligations

CMT = Constant Maturity Treasury

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EUR/€ = Euros

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Multi-Sector Income Fund	29

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $2,384,695)	$2,428,912
Affiliated issuers (cost: $105,494)	105,485	$2,534,397
Cash		39,161
Cash collateral pledged for futures contracts		4,013
Cash collateral pledged for swap contracts		1,059
Unrealized appreciation on open forward currency contracts		15
Receivables for:
Sales of investments	20,355
Sales of fund’s shares	7,301
Dividends and interest	26,615
Variation margin on futures contracts	1,215	55,486
		2,634,131
Liabilities:
Payables for:
Purchases of investments	47,396
Repurchases of fund’s shares	1,480
Dividends on fund’s shares	20
Investment advisory services	871
Services provided by related parties	275
Trustees’ deferred compensation	1
Variation margin on futures contracts	1,444
Variation margin on swap contracts	4
Other	5	51,496
Net assets at June 30, 2021		$2,582,635

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,536,509
Total distributable earnings		46,126
Net assets at June 30, 2021		$2,582,635

See notes to financial statements.

30	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statement of assets and liabilities
at June 30, 2021 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (239,766 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$494,856	45,941	$10.77
Class C	16,786	1,558	10.77
Class T	28	3	10.77
Class F-1	10,452	970	10.77
Class F-2	613,245	56,932	10.77
Class F-3	209,805	19,478	10.77
Class 529-A	5,297	492	10.77
Class 529-C	265	25	10.77
Class 529-E	201	19	10.77
Class 529-T	29	3	10.77
Class 529-F-1	29	3	10.77
Class 529-F-2	1,528	142	10.77
Class 529-F-3	11	1	10.77
Class R-1	147	13	10.77
Class R-2	316	29	10.77
Class R-2E	28	3	10.77
Class R-3	895	83	10.77
Class R-4	1,984	184	10.77
Class R-5E	512	47	10.77
Class R-5	28	3	10.77
Class R-6	1,226,193	113,837	10.77

See notes to financial statements.

American Funds Multi-Sector Income Fund	31

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Interest	$26,936
Dividends (includes $33 from affiliates)	59	$26,995
Fees and expenses*:
Investment advisory services	2,771
Distribution services	719
Transfer agent services	255
Administrative services	194
Reports to shareholders	27
Registration statement and prospectus	274
Trustees’ compensation	1
Auditing and legal	3
Custodian	16
Other	14
Total fees and expenses before waiver/reimbursements	4,274
Less waiver/reimbursements of fees and expenses:
Investment advisory services waiver	1
Transfer agent services reimbursements	— †
Miscellaneous fee reimbursement	58
Total fees and expenses after waiver/reimbursements		4,215
Net investment income		22,780

Net realized loss and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,197
Affiliated issuers	(7)
Futures contracts	(3,394)
Forward currency contracts	8
Swap contracts	(510)
Currency transactions	6	(700)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	18,929
Affiliated issuers	(9)
Futures contracts	1,663
Forward currency contracts	16
Swap contracts	49
Currency translations	(3)	20,645
Net realized loss and unrealized appreciation		19,945

Net increase in net assets resulting from operations		$42,725

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

32	American Funds Multi-Sector Income Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$22,780	$9,582
Net realized (loss) gain	(700)	4,190
Net unrealized appreciation	20,645	23,507
Net increase in net assets resulting from operations	42,725	37,279

Distributions paid or accrued to shareholders	(22,802)	(12,495)

Net capital share transactions	2,007,432	478,874

Total increase in net assets	2,027,355	503,658

Net assets:
Beginning of period	555,280	51,622
End of period	$2,582,635	$555,280

*	Unaudited.

See notes to financial statements.

American Funds Multi-Sector Income Fund	33

Notes to financial statements	unaudited

1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

34	American Funds Multi-Sector Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

American Funds Multi-Sector Income Fund	35

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,768,540	$3	$1,768,543
Bonds & notes of governments & government agencies outside the U.S.	—	294,973	—	294,973
Asset-backed obligations	—	204,868	—	204,868
Mortgage-backed obligations	—	133,363	9,014	142,377
Municipals	—	12,096	—	12,096
U.S. Treasury bonds & notes	—	214	—	214
Convertible bonds & notes	—	—	2	2
Common stocks	4,020	95	207	4,322
Preferred securities	—	—	4	4
Rights & warrants	2	8	—	10
Short-term securities	105,485	1,503	—	106,988
Total	$109,507	$2,415,660	$9,230	$2,534,397

36	American Funds Multi-Sector Income Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,052	$—	$—	$8,052
Unrealized appreciation on open forward currency contracts	—	15	—	15
Liabilities:
Unrealized depreciation on futures contracts	(6,660)	—	—	(6,660)
Unrealized depreciation on credit default swaps	—	(259)	—	(259)
Total	$1,392	$(244)	$—	$1,148

*	Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Multi-Sector Income Fund	37

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

38	American Funds Multi-Sector Income Fund

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2021, the fund’s maximum exposure of unfunded bond commitments was less than $1,000, which would represent less than ..01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $365,992,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $505,000.

American Funds Multi-Sector Income Fund	39

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $9,589,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forwards currency contracts and credit default swaps as of, or for the six months ended, June 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$8,052	Unrealized depreciation*	$6,660
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	15	Unrealized depreciation on open forward currency contracts	—
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	259
			$8,067		$6,919

		Net realized (loss) gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,394)	Net unrealized appreciation on futures contracts	$1,663
Forward currency	Currency	Net realized gain on forward currency contracts	8	Net unrealized appreciation on forward currency contracts	16
Swap	Credit	Net realized loss on swap contracts	(510)	Net unrealized appreciation on swap contracts	49
			$(3,896)		$1,728

*	Includes cumulative appreciation/depreciation on futures contracts and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

40	American Funds Multi-Sector Income Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and credit default swaps. For futures contracts and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$14	$—	$—	$—	$14
Goldman Sachs	1	—	—	—	1
Total	$15	$—	$—	$—	$15

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Multi-Sector Income Fund	41

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,227

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$58,613
Gross unrealized depreciation on investments	(13,507)
Net unrealized appreciation on investments	45,106
Cost of investments	2,492,297

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2021		Year ended December 31, 2020
Class A	$7,221		$9,175
Class C1	183		128
Class T1	—	[2]	1
Class F-1[1]	152		105
Class F-2	4,878		2,036
Class F-3	2,042		939
Class 529-A1	62		36
Class 529-C1	3		2
Class 529-E1	2		1
Class 529-T1	1		1
Class 529-F-1[1]	1		10
Class 529-F-2[3]	24		12
Class 529-F-3[3]	—	[2]	—	[2]
Class R-1[1]	2		2
Class R-2[1]	3		3
Class R-2E1	1		1
Class R-3[1]	11		8
Class R-4[1]	36		19
Class R-5E1	7		2
Class R-5[1]	1		1
Class R-6	8,172		13
Total	$22,802		$12,495

[1]	This share class began investment operations on May 1, 2020.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.440% on the first $1.5 billion of daily net assets and decreasing to 0.390% on such assets in excess of $1.5 billion. During the six months ended June 30, 2021, CRMC waived investment advisory services fees of $1,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $2,771,000 were reduced to $2,770,000, both of which were equivalent to an annualized rate of 0.429% of average daily net assets.

42	American Funds Multi-Sector Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, unreimbursed expenses subject to reimbursement totaled $1,400,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 and R-5 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American Funds Multi-Sector Income Fund	43

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$631		$93		$63		Not applicable
Class C	68		3		2		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	11		5		1		Not applicable
Class F-2	Not applicable		135		41		Not applicable
Class F-3	Not applicable		6		17		Not applicable
Class 529-A	3		1		1		$1
Class 529-C	1		—	*	—	*	—	*
Class 529-E	—	*	—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		1		—	*	1
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	1		—	*	—	*	Not applicable
Class R-2E	—		—	*	—	*	Not applicable
Class R-3	2		—	*	—	*	Not applicable
Class R-4	2		—	*	—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		11		69		Not applicable
Total class-specific expenses	$719		$255		$194		$2

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund during its startup period. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $58,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $30,290,000 and $1,891,000, respectively, which generated $57,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

44	American Funds Multi-Sector Income Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2021

Class A	$187,490	17,547	$6,829		639		$(55,333)	(5,182)	$138,986		13,004
Class C	9,014	845	179		17		(2,473)	(232)	6,720		630
Class T	—	—	—		—		—	—	—		—
Class F-1	5,128	479	148		14		(1,818)	(170)	3,458		323
Class F-2	513,877	48,135	4,864		454		(28,584)	(2,677)	490,157		45,912
Class F-3	156,160	14,620	2,024		190		(4,474)	(419)	153,710		14,391
Class 529-A	3,175	298	61		6		(344)	(33)	2,892		271
Class 529-C	157	15	3		—	[2]	(31)	(3)	129		12
Class 529-E	162	15	2		—	[2]	(27)	(2)	137		13
Class 529-T	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-1	—	—	1		—	[2]	—	—	1		—	[2]
Class 529-F-2	287	27	24		3		(19)	(2)	292		28
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class R-1	54	5	1		—	[2]	— [2]	— [2]	55		5
Class R-2	171	16	3		—	[2]	— [2]	— [2]	174		16
Class R-2E	—	—	—		—		— [2]	— [2]	—	[2]	—	[2]
Class R-3	443	41	11		1		(58)	(5)	396		37
Class R-4	857	80	35		3		(885)	(83)	7		—	[2]
Class R-5E	466	43	7		1		(59)	(6)	414		38
Class R-5	100	10	—	[2]	—	[2]	(184)	(17)	(84)		(7)
Class R-6	1,203,589	113,129	8,172		763		(1,774)	(166)	1,209,987		113,726
Total net increase (decrease)	$2,081,130	195,305	$22,365		2,091		$(96,063)	(8,997)	$2,007,432		188,399

See end of table for footnotes.

American Funds Multi-Sector Income Fund	45

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2020

Class A	$310,997	30,258	$7,136		679		$(31,582)	(2,993)	$286,551	27,944
Class C3	10,057	958	124		11		(438)	(41)	9,743	928
Class T3	25	3	—		—		—	—	25	3
Class F-1[3]	8,687	833	101		10		(2,029)	(196)	6,759	647
Class F-2	131,047	12,570	2,027		191		(18,203)	(1,743)	114,871	11,018
Class F-3	56,397	5,403	924		87		(4,190)	(405)	53,131	5,085
Class 529-A3	2,446	233	36		4		(169)	(16)	2,313	221
Class 529-C3	173	17	2		—	[2]	(44)	(4)	131	13
Class 529-E3	58	6	1		—	[2]	—	—	59	6
Class 529-T3	25	3	1		—	[2]	—	—	26	3
Class 529-F-1[3]	1,042	101	7		1		(1,028)	(99)	21	3
Class 529-F-2[4]	1,196	114	12		1		(10)	(1)	1,198	114
Class 529-F-3[4]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1[3]	85	8	1		—	[2]	— [2]	— [2]	86	8
Class R-2[3]	135	13	1		—	[2]	— [2]	— [2]	136	13
Class R-2E3	25	3	—	[2]	—	[2]	— [2]	— [2]	25	3
Class R-3[3]	476	45	7		1		— [2]	— [2]	483	46
Class R-4[3]	1,931	182	18		2		— [2]	— [2]	1,949	184
Class R-5E3	147	14	1		—	[2]	(59)	(5)	89	9
Class R-5[3]	108	10	1		—	[2]	— [2]	— [2]	109	10
Class R-6	1,161	109	12		1		(14)	(2)	1,159	108
Total net increase (decrease)	$526,228	50,884	$10,412		988		$(57,766)	(5,505)	$478,874	46,367

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	This share class began investment operations on May 1, 2020.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,110,308,000 and $212,747,000, respectively, during the six months ended June 30, 2021.

11. Ownership concentration

At June 30, 2021, the fund had one shareholder, American Funds Conservative Growth and Income Portfolio, with aggregate ownership of 40% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Conservative Growth and Income Portfolio.

46	American Funds Multi-Sector Income Fund

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2021[5,6]	$10.81	$.18	$(.04)	$.14	$(.18)	$—	$(.18)	$10.77	1.35%[7]		$495		.88%[8]		.87%[8]		3.43%[8]
12/31/2020	10.32	.41	.68	1.09	(.43)	(.17)	(.60)	10.81	11.07		356		1.09		.85		3.96
12/31/2019[5,9]	10.00	.37	.40	.77	(.35)	(.10)	(.45)	10.32	7.76	[7,10]	52		.60	[8,10]	.53	[8,10]	4.61	[8,10]
Class C:
6/30/2021[5,6]	10.81	.14	(.03)	.11	(.15)	—	(.15)	10.77	1.00	[7]	17		1.58	[8]	1.57	[8]	2.72	[8]
12/31/2020[5,11]	9.67	.22	1.20	1.42	(.24)	(.04)	(.28)	10.81	14.78	[7]	10		1.67	[8]	1.55	[8]	3.12	[8]
Class T:
6/30/2021[5,6]	10.81	.20	(.04)	.16	(.20)	—	(.20)	10.77	1.47	[7,10]	—	[12]	.63	[8,10]	.62	[8,10]	3.69	[8,10]
12/31/2020[5,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7,10]	—	[12]	.94	[8,10]	.62	[8,10]	4.22	[8,10]
Class F-1:
6/30/2021[5,6]	10.81	.18	(.04)	.14	(.18)	—	(.18)	10.77	1.34	[7]	11		.89	[8]	.88	[8]	3.42	[8]
12/31/2020[5,11]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.26	[7]	7		1.09	[8]	.88	[8]	3.84	[8]
Class F-2:
6/30/2021[5,6]	10.81	.19	(.03)	.16	(.20)	—	(.20)	10.77	1.48	[7]	613		.60	[8]	.60	[8]	3.58	[8]
12/31/2020	10.32	.44	.67	1.11	(.45)	(.17)	(.62)	10.81	11.26		119		.78		.59		4.13
12/31/2019[5,9]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.75	[7,10]	—	[12]	.62	[8,10]	.54	[8,10]	4.59	[8,10]
Class F-3:
6/30/2021[5,6]	10.81	.20	(.04)	.16	(.20)	—	(.20)	10.77	1.52	[7]	210		.53	[8]	.52	[8]	3.70	[8]
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		55		.73		.53		4.18
12/31/2019[5,9]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,10]	—	[12]	.64	[8,10]	.57	[8,10]	4.57	[8,10]
Class 529-A:
6/30/2021[5,6]	10.81	.18	(.03)	.15	(.19)	—	(.19)	10.77	1.39	[7]	5		.80	[8]	.79	[8]	3.48	[8]
12/31/2020[5,11]	9.67	.27	1.19	1.46	(.28)	(.04)	(.32)	10.81	15.23	[7]	3		1.05	[8]	.92	[8]	3.78	[8]

See end of table for footnotes.

American Funds Multi-Sector Income Fund	47

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2021[5,6]	$10.81	$.14	$(.04)	$.10	$(.14)	$—	$(.14)	$10.77	.98%[7,10]		$—	[12]	1.62%[8,10]		1.61%[8,10]		2.67%[8,10]
12/31/2020[5,11]	9.67	.24	1.20	1.44	(.26)	(.04)	(.30)	10.81	14.97	[7,10]	—	[12]	1.58	[8,10]	1.39	[8,10]	3.36	[8,10]
Class 529-E:
6/30/2021[5,6]	10.81	.17	(.03)	.14	(.18)	—	(.18)	10.77	1.29	[7,10]	—	[12]	1.01	[8,10]	1.00	[8,10]	3.26	[8,10]
12/31/2020[5,11]	9.67	.28	1.19	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7,10]	—	[12]	.99	[8,10]	.75	[8,10]	4.03	[8,10]
Class 529-T:
6/30/2021[5,6]	10.81	.19	(.04)	.15	(.19)	—	(.19)	10.77	1.44	[7,10]	—	[12]	.69	[8,10]	.69	[8,10]	3.63	[8,10]
12/31/2020[5,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.40	[7,10]	—	[12]	1.00	[8,10]	.68	[8,10]	4.15	[8,10]
Class 529-F-1:
6/30/2021[5,6]	10.81	.19	(.04)	.15	(.19)	—	(.19)	10.77	1.45	[7,10]	—	[12]	.68	[8,10]	.67	[8,10]	3.65	[8,10]
12/31/2020[5,11]	9.67	.30	1.18	1.48	(.30)	(.04)	(.34)	10.81	15.43	[7,10]	—	[12]	.82	[8,10]	.59	[8,10]	4.29	[8,10]
Class 529-F-2:
6/30/2021[5,6]	10.81	.19	(.04)	.15	(.19)	—	(.19)	10.77	1.45	[7]	2		.68	[8]	.67	[8]	3.63	[8]
12/31/2020[5,13]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.96	[7]	2		.12	[7]	.11	[7]	.65	[7]
Class 529-F-3:
6/30/2021[5,6]	10.81	.20	(.04)	.16	(.20)	—	(.20)	10.77	1.49	[7]	—	[12]	.65	[8]	.60	[8]	3.72	[8]
12/31/2020[5,13]	10.41	.07	.45	.52	(.08)	(.04)	(.12)	10.81	4.97	[7]	—	[12]	.14	[7]	.10	[7]	.66	[7]
Class R-1:
6/30/2021[5,6]	10.81	.16	(.04)	.12	(.16)	—	(.16)	10.77	1.13	[7,10]	—	[12]	1.32	[8,10]	1.31	[8,10]	3.00	[8,10]
12/31/2020[5,11]	9.67	.25	1.20	1.45	(.27)	(.04)	(.31)	10.81	15.12	[7,10]	—	[12]	1.35	[8,10]	1.14	[8,10]	3.62	[8,10]

See end of table for footnotes.

48	American Funds Multi-Sector Income Fund

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2021[5,6]	$10.81	$.15	$(.03)	$.12	$(.16)	$—	$(.16)	$10.77	1.09%[7,10]		$—	[12]	1.39%[8,10]		1.38%[8,10]		2.88%[8,10]
12/31/2020[5,11]	9.67	.26	1.19	1.45	(.27)	(.04)	(.31)	10.81	15.15	[7,10]	—	[12]	1.30	[8,10]	1.09	[8,10]	3.67	[8,10]
Class R-2E:
6/30/2021[5,6]	10.81	.20	(.04)	.16	(.20)	—	(.20)	10.77	1.49	[7,10]	—	[12]	.60	[8,10]	.59	[8,10]	3.73	[8,10]
12/31/2020[5,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.44	[7,10]	—	[12]	.95	[8,10]	.63	[8,10]	4.21	[8,10]
Class R-3:
6/30/2021[5,6]	10.81	.17	(.04)	.13	(.17)	—	(.17)	10.77	1.23	[7]	1		1.11	[8]	1.10	[8]	3.19	[8]
12/31/2020[5,11]	9.67	.26	1.20	1.46	(.28)	(.04)	(.32)	10.81	15.24	[7]	—	[12]	1.11	[8]	.99	[8]	3.73	[8]
Class R-4:
6/30/2021[5,6]	10.81	.19	(.04)	.15	(.19)	—	(.19)	10.77	1.38	[7]	2		.81	[8]	.80	[8]	3.54	[8]
12/31/2020[5,11]	9.67	.26	1.21	1.47	(.29)	(.04)	(.33)	10.81	15.38	[7]	2		.85	[8]	.78	[8]	3.69	[8]
Class R-5E:
6/30/2021[5,6]	10.81	.19	(.04)	.15	(.19)	—	(.19)	10.77	1.46	[7]	1		.67	[8]	.66	[8]	3.66	[8]
12/31/2020[5,11]	9.67	.29	1.19	1.48	(.30)	(.04)	(.34)	10.81	15.45	[7]	—	[12]	.76	[8]	.59	[8]	4.17	[8]
Class R-5:
6/30/2021[5,6]	10.81	.20	(.04)	.16	(.20)	—	(.20)	10.77	1.49	[7]	—	[12]	.57	[8]	.55	[8]	3.83	[8]
12/31/2020[5,11]	9.67	.30	1.19	1.49	(.31)	(.04)	(.35)	10.81	15.50	[7]	—	[12]	.82	[8]	.53	[8]	4.23	[8]
Class R-6:
6/30/2021[5,6]	10.81	.19	(.03)	.16	(.20)	—	(.20)	10.77	1.52	[7]	1,226		.49	[8]	.49	[8]	3.56	[8]
12/31/2020	10.32	.44	.68	1.12	(.46)	(.17)	(.63)	10.81	11.32		1		.69		.52		4.17
12/31/2019[5,9]	10.00	.36	.40	.76	(.34)	(.10)	(.44)	10.32	7.72	[7,10]	—	[12]	.64	[8,10]	.56	[8,10]	4.57	[8,10]

	Six months ended June 30, 2021[5,6,7]	Year ended December 31, 2020	For the period 3/22/2019 to 12/31/2019[5,9]
Portfolio turnover rate for all share classes[14]	18%	73%	115%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the periods shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period March 22, 2019, commencement of operations, through December 31, 2019.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	This share class began investment operations on May 1, 2020.
[12]	Amount less than $1 million.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

American Funds Multi-Sector Income Fund	49

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

50	American Funds Multi-Sector Income Fund

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,013.50	$4.34	.87%
Class A – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class C – actual return	1,000.00	1,010.00	7.82	1.57
Class C – assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class T – actual return	1,000.00	1,014.71	3.10	.62
Class T – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-1 – actual return	1,000.00	1,013.45	4.39	.88
Class F-1 – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class F-2 – actual return	1,000.00	1,014.79	3.00	.60
Class F-2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class F-3 – actual return	1,000.00	1,015.17	2.60	.52
Class F-3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 529-A – actual return	1,000.00	1,013.92	3.94	.79
Class 529-A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 529-C – actual return	1,000.00	1,009.84	8.02	1.61
Class 529-C – assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class 529-E – actual return	1,000.00	1,012.91	4.99	1.00
Class 529-E – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class 529-T – actual return	1,000.00	1,014.40	3.45	.69
Class 529-T – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-F-1 – actual return	1,000.00	1,014.50	3.35	.67
Class 529-F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-F-2 – actual return	1,000.00	1,014.47	3.35	.67
Class 529-F-2 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-F-3 – actual return	1,000.00	1,014.86	3.00	.60
Class 529-F-3 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class R-1 – actual return	1,000.00	1,011.29	6.53	1.31
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class R-2 – actual return	1,000.00	1,010.92	6.88	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,014.88	2.95	.59
Class R-2E – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class R-3 – actual return	1,000.00	1,012.34	5.49	1.10
Class R-3 – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-4 – actual return	1,000.00	1,013.84	3.99	.80
Class R-4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class R-5E – actual return	1,000.00	1,014.60	3.30	.66
Class R-5E – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 – actual return	1,000.00	1,014.91	2.75	.55
Class R-5 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-6 – actual return	1,000.00	1,015.19	2.45	.49
Class R-6 – assumed 5% return	1,000.00	1,022.36	2.46	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Multi-Sector Income Fund	51

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52	American Funds Multi-Sector Income Fund

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American Funds Multi-Sector Income Fund	53

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020, while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

54	American Funds Multi-Sector Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Multi-Sector Income Fund	55

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

56	American Funds Multi-Sector Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Multi-Sector Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is avaliable free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Multi-Sector Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MULTI-SECTOR INCOME FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2021